SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 91.2%	Shares	Value
Consumer Discretionary - 6.7%
Automobiles & Components - 3.2%
Gentherm, Inc. (a)	67,538	$3,664,612
Modine Manufacturing Co. (a)	337,777	15,453,298
		19,117,910
Consumer Durables & Apparel - 2.7%
Gildan Activewear, Inc. (Canada)	187,484	5,251,427
PVH Corp.	84,723	6,482,157
Steven Madden, Ltd.	153,623	4,880,602
		16,614,186
Consumer Services - 0.8%
Papa John’s International, Inc.	73,828	5,036,546

Consumer Staples - 3.2%
Food, Beverage & Tobacco - 1.3%
Hain Celestial Group, Inc. (The) (a)	598,118	6,202,484
TreeHouse Foods, Inc. (a)	41,632	1,814,322
		8,016,806
Household & Personal Products - 1.9%
Coty, Inc. - Class A (a)	1,052,328	11,544,038

Energy - 6.7%
Energy - 6.7%
Chord Energy Corp.	34,555	5,600,329
Dril-Quip, Inc. (a)	212,464	5,985,111
Helmerich & Payne, Inc.	154,456	6,511,865
Matador Resources Co.	91,869	5,464,368
Murphy Oil Corp.	216,905	9,836,641
Range Resources Corp.	219,680	7,119,829
		40,518,143
Financials - 11.6%
Banks - 11.2%
Cadence Bank	299,614	6,357,809
Columbia Banking System, Inc.	186,791	3,791,857
Community Bank System, Inc.	82,646	3,488,488
Glacier Bancorp, Inc.	209,126	5,960,091

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Financials - 11.6% (Continued)
Banks - 11.2% (Continued)
Hancock Whitney Corp.	155,844	$5,764,669
Lakeland Financial Corp.	37,885	1,798,022
National Bank Holdings Corp. - Class A	275,468	8,197,928
Pacific Premier Bancorp, Inc.	206,635	4,496,378
Seacoast Banking Corp. of Florida	334,030	7,335,299
SouthState Corp.	110,881	7,468,944
Texas Capital Bancshares, Inc. (a)	73,841	4,349,235
United Community Banks, Inc.	196,921	5,003,763
WesBanco, Inc.	164,587	4,019,214
		68,031,697
Diversified Financials - 0.4%
Green Dot Corp. - Class A (a)	162,089	2,257,900

Health Care - 10.2%
Health Care Equipment & Services - 7.0%
AdaptHealth Corp. (a)	439,641	4,000,733
AngioDynamics, Inc. (a)	173,885	1,271,099
ICU Medical, Inc. (a)	124,064	14,764,857
NeoGenomics, Inc. (a)	384,544	4,729,891
Orthofix Medical, Inc. (a)	386,542	4,970,930
Pediatrix Medical Group, Inc. (a)	466,005	5,922,924
Premier, Inc. - Class A	167,501	3,601,271
Surmodics, Inc. (a)	114,489	3,673,952
		42,935,657
Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
Alkermes PLC (Ireland) (a)	170,276	4,769,431
BioCryst Pharmaceuticals, Inc. (a)	586,184	4,150,183
Galapagos NV ADR (a)	212,186	7,331,026
Geron Corp. (a)	1,420,208	3,010,841
		19,261,481
Industrials - 27.3%
Capital Goods - 22.2%
AAR Corp. (a)	129,477	7,707,766
Apogee Enterprises, Inc.	196,505	9,251,455
Astec Industries, Inc.	153,346	7,224,130

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Industrials - 27.3% (Continued)
Capital Goods - 22.2% (Continued)
AZZ, Inc.	218,674	$9,967,161
CIRCOR International, Inc. (a)	292,537	16,308,938
Columbus McKinnon Corp.	106,163	3,706,150
Desktop Metal, Inc. - Class A (a)	566,313	826,817
Enerpac Tool Group Corp. - Class A	149,176	3,942,722
EnerSys	126,424	11,968,560
Mercury Systems, Inc. (a)	361,403	13,404,437
Quanex Building Products Corp.	304,610	8,580,864
Regal Rexnord Corp.	88,261	12,610,732
REV Group, Inc.	743,971	11,903,536
SPX Technologies, Inc. (a)	212,464	17,294,569
		134,697,837
Commercial & Professional Services - 3.9%
Conduent, Inc. (a)	735,227	2,558,590
KBR, Inc.	162,921	9,602,564
SP Plus Corp. (a)	326,816	11,798,058
		23,959,212
Transportation - 1.2%
ArcBest Corp.	69,526	7,067,318

Information Technology - 4.1%
Software & Services - 0.9%
OneSpan, Inc. (a)	72,261	776,806
Progress Software Corp.	86,495	4,547,907
		5,324,713
Technology Hardware & Equipment - 3.2%
Belden, Inc.	144,603	13,961,420
FARO Technologies, Inc. (a)	93,681	1,426,761
Plexus Corp. (a)	42,359	3,938,540
		19,326,721
Materials - 8.2%
Materials - 8.2%
Alamos Gold, Inc. - Class A (Canada)	691,791	7,810,320
Compass Minerals International, Inc.	297,791	8,323,258
Element Solutions, Inc.	305,720	5,995,169

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Materials - 8.2% (Continued)
Materials - 8.2% (Continued)
MP Materials Corp. (a)	201,157	$3,842,099
Sensient Technologies Corp.	111,020	6,492,450
Silgan Holdings, Inc.	214,823	9,261,020
Summit Materials, Inc. - Class A (a)	260,202	8,102,690
		49,827,006
Real Estate - 8.3%
Real Estate - 8.3%
Cousins Properties, Inc.	152,791	3,112,353
DigitalBridge Group, Inc. - Class A	299,892	5,272,101
Empire State Realty Trust, Inc. - Class A	345,687	2,779,324
Equity Commonwealth	1,328,628	24,406,896
Physicians Realty Trust	277,410	3,381,628
STAG Industrial, Inc.	183,182	6,321,611
Terreno Realty Corp.	93,950	5,336,360
		50,610,273
Utilities - 4.9%
Utilities - 4.9%
ALLETE, Inc.	124,203	6,557,918
Avista Corp.	98,808	3,198,415
New Jersey Resources Corp.	138,081	5,610,231
OGE Energy Corp.	186,652	6,221,111

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.2% (Continued)	Shares	Value
Utilities - 4.9% (Continued)
Utilities - 4.9% (Continued)
PNM Resources, Inc.	191,204	$8,529,611
		30,117,286

Investments at Value - 91.2% (Cost $542,518,748)		$554,264,730

Other Assets in Excess of Liabilities - 8.8%		53,654,090

Net Assets - 100.0%		$607,918,820

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 1.5%
Media & Entertainment - 1.5%
New York Times Co. (The) - Class A	76,835	$3,165,602

Consumer Discretionary - 7.8%
Automobiles & Components - 1.3%
Fox Factory Holding Corp. (a)	27,429	2,717,665

Consumer Services - 4.4%
Bright Horizons Family Solutions, Inc. (a)	25,842	2,105,089
Churchill Downs, Inc.	37,220	4,319,009
Shake Shack, Inc. - Class A (a)	24,413	1,417,663
Texas Roadhouse, Inc.	15,923	1,530,200
		9,371,961
Retailing - 2.1%
Boot Barn Holdings, Inc. (a)	37,896	3,076,776
Warby Parker, Inc. - Class A (a)	103,033	1,355,915
		4,432,691
Consumer Staples - 1.5%
Food, Beverage & Tobacco - 1.0%
Simply Good Foods Co. (The) (a)	60,165	2,076,896

Household & Personal Products - 0.5%
BellRing Brands, Inc. (a)	25,921	1,068,723

Energy - 6.4%
Energy - 6.4%
Cactus, Inc. - Class A	63,076	3,167,046
Matador Resources Co.	66,201	3,937,636
Range Resources Corp.	80,262	2,601,291
TechnipFMC PLC (United Kingdom)	198,750	4,042,575
		13,748,548
Financials - 10.8%
Diversified Financials - 6.3%
Evercore, Inc. - Class A	12,432	1,714,124
Hamilton Lane, Inc. - Class A	47,251	4,273,381

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Diversified Financials - 6.3% (Continued)
Houlihan Lokey, Inc.	40,886	$4,379,708
StepStone Group, Inc. - Class A	94,095	2,971,520
		13,338,733
Insurance - 4.5%
Goosehead Insurance, Inc. - Class A (a)	27,876	2,077,598
Kinsale Capital Group, Inc.	8,103	3,355,695
Palomar Holdings, Inc. (a)	32,678	1,658,409
Selective Insurance Group, Inc.	25,263	2,606,384
		9,698,086
Health Care - 19.5%
Health Care Equipment & Services - 10.0%
Addus HomeCare Corp. (a)	34,158	2,909,920
CONMED Corp.	25,879	2,609,897
Ensign Group, Inc. (The)	43,052	4,000,822
Globus Medical, Inc. - Class A (a)	35,961	1,785,464
Inari Medical, Inc. (a)	40,591	2,654,651
Integra LifeSciences Holdings Corp. (a)	41,981	1,603,254
Option Care Health, Inc. (a)	99,546	3,220,313
Silk Road Medical, Inc. (a)	39,730	595,553
Surgery Partners, Inc. (a)	64,910	1,898,618
		21,278,492
Health Care Equipment & Supplies - 1.9%
Lantheus Holdings, Inc. (a)	43,850	3,046,698
TransMedics Group, Inc. (a)	19,435	1,064,066
		4,110,764
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Alkermes PLC (Ireland) (a)	130,254	3,648,415
Avid Bioservices, Inc. (a)	160,844	1,518,367
Azenta, Inc. (a)	35,734	1,793,490
Blueprint Medicines Corp. (a)	33,150	1,664,793
Medpace Holdings, Inc. (a)	12,729	3,082,073
Natera, Inc. (a)	46,185	2,043,686
Pacira BioSciences, Inc. (a)	46,547	1,428,062
Xencor, Inc. (a)	51,067	1,029,000
		16,207,886

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Industrials - 22.3%
Capital Goods - 14.5%
Ameresco, Inc. - Class A (a)	52,922	$2,040,672
Atkore, Inc. (a)	20,098	2,998,421
AZEK Co., Inc. (The) - Class A (a)	98,850	2,939,799
Comfort Systems USA, Inc.	25,585	4,359,940
Hexcel Corp.	59,923	3,903,384
John Bean Technologies Corp.	34,676	3,645,835
Kratos Defense & Security Solutions, Inc. (a)	174,734	2,624,505
Simpson Manufacturing Co., Inc.	22,423	3,359,190
SiteOne Landscape Supply, Inc. (a)	20,227	3,306,103
Trex Co., Inc. (a)	27,399	1,688,600
		30,866,449
Commercial & Professional Services - 6.5%
CBIZ, Inc. (a)	42,373	2,199,159
MAXIMUS, Inc.	59,607	4,451,451
Montrose Environmental Group, Inc. (a)	61,871	1,810,345
Tetra Tech, Inc.	34,676	5,271,792
		13,732,747
Transportation - 1.3%
Saia, Inc. (a)	7,183	2,863,503

Information Technology - 19.6%
Semiconductors & Semiconductor Equipment - 7.0%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	61,333	935,328
MACOM Technology Solutions Holdings, Inc. (a)	35,180	2,869,985
Onto Innovation, Inc. (a)	25,504	3,252,270
PDF Solutions, Inc. (a)	41,126	1,332,482
Power Integrations, Inc.	27,522	2,100,204
Silicon Laboratories, Inc. (a)	17,224	1,996,089
SiTime Corp. (a)	20,548	2,347,609
		14,833,967
Software & Services - 10.4%
BlackLine, Inc. (a)	46,629	2,586,510
Box, Inc. - Class A (a)	132,589	3,209,980
Descartes Systems Group, Inc. (The) (Canada) (a)	44,252	3,247,212
Endava PLC ADR (United Kingdom) (a)	52,273	2,997,856

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Information Technology - 19.6% (Continued)
Software & Services - 10.4% (Continued)
Globant S.A. (Luxembourg) (a)	15,254	$3,018,004
Sprout Social, Inc. - Class A (a)	49,527	2,470,407
Workiva, Inc. (a)	46,964	4,759,332
		22,289,301
Technology Hardware & Equipment - 2.2%
Novanta, Inc. (Canada) (a)	32,811	4,706,410

Materials - 3.4%
Materials - 3.4%
Avient Corp.	58,632	2,070,882
Innospec, Inc.	29,111	2,975,144
Livent Corp. (a)	121,596	2,238,583
		7,284,609
Real Estate - 3.0%
Real Estate - 3.0%
Americold Realty Trust, Inc.	91,769	2,790,695
Terreno Realty Corp.	63,554	3,609,867
		6,400,562

Investments at Value - 95.8% (Cost $196,558,729)		$204,193,595

Other Assets in Excess of Liabilities - 4.2%		8,863,531

Net Assets - 100.0%		$213,057,126

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Consumer Discretionary - 12.8%
Automobiles & Components - 3.5%
Fox Factory Holding Corp. (a)	3,286	$325,577
Gentex Corp.	20,159	655,974
Modine Manufacturing Co. (a)	22,645	1,036,008
		2,017,559
Consumer Durables & Apparel - 4.3%
Carter’s, Inc.	7,131	493,109
Columbia Sportswear Co.	3,200	237,120
Gildan Activewear, Inc. (Canada)	22,844	639,860
Installed Building Products, Inc.	3,803	474,957
Steven Madden, Ltd.	20,062	637,370
		2,482,416
Consumer Services - 4.2%
Choice Hotels International, Inc.	6,624	811,506
Churchill Downs, Inc.	3,682	427,260
Texas Roadhouse, Inc.	6,782	651,750
Vail Resorts, Inc.	2,390	530,317
		2,420,833
Retailing - 0.8%
Five Below, Inc. (a)	2,928	471,115

Consumer Staples - 3.7%
Food & Staples Retailing - 1.1%
Casey’s General Stores, Inc.	2,398	651,105

Food, Beverage & Tobacco - 1.7%
Coca-Cola Consolidated, Inc.	598	380,520
Hain Celestial Group, Inc. (The) (a)	17,022	176,518
J & J Snack Foods Corp.	2,588	423,526
		980,564
Household & Personal Products - 0.9%
Inter Parfums, Inc.	3,915	525,941

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Energy - 4.1%
Energy - 4.1%
Chord Energy Corp.	3,567	$578,104
Civitas Resources, Inc.	9,860	797,378
Matador Resources Co.	16,784	998,312
		2,373,794
Financials - 5.6%
Banks - 5.6%
Ameris Bancorp	11,398	437,569
Glacier Bancorp, Inc.	14,000	399,000
Seacoast Banking Corp. of Florida	29,203	641,298
SouthState Corp.	11,538	777,200
United Bankshares, Inc.	15,980	440,888
United Community Banks, Inc.	19,884	505,252
		3,201,207
Health Care - 9.6%
Health Care Equipment & Services - 5.6%
Encompass Health Corp.	5,866	393,961
Ensign Group, Inc. (The)	7,918	735,820
Globus Medical, Inc. - Class A (a)	11,602	576,039
Insulet Corp. (a)	2,409	384,211
NextGen Healthcare, Inc. (a)	40,448	959,831
Phreesia, Inc. (a)	8,425	157,379
		3,207,241
Health Care Equipment & Supplies - 0.7%
Axonics, Inc. (a)	6,770	379,933

Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
Bio-Techne Corp.	5,570	379,150
Halozyme Therapeutics, Inc. (a)	13,445	513,599
Medpace Holdings, Inc. (a)	1,656	400,967
Veracyte, Inc. (a)	14,502	323,830
Vericel Corp. (a)	9,301	311,769
		1,929,315
Industrials - 29.8%
Capital Goods - 18.7%
AAR Corp. (a)	12,901	767,997

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Industrials - 29.8% (Continued)
Capital Goods - 18.7% (Continued)
AZEK Co., Inc. (The) - Class A (a)	17,461	$519,290
BWX Technologies, Inc.	4,996	374,600
Carlisle Cos., Inc.	2,852	739,409
EMCOR Group, Inc.	5,905	1,242,353
EnerSys	8,319	787,560
EnPro Industries, Inc.	10,184	1,234,199
ITT, Inc.	9,283	908,899
RBC Bearings, Inc. (a)	2,317	542,479
Regal Rexnord Corp.	3,888	555,517
SPX Technologies, Inc. (a)	10,328	840,699
Standex International Corp.	3,855	561,635
UFP Industries, Inc.	9,100	931,840
Vicor Corp. (a)	6,477	381,431
Zurn Elkay Water Solutions Corp.	14,310	400,966
		10,788,874
Commercial & Professional Services - 8.4%
CACI International, Inc. - Class A (a)	2,912	914,164
Casella Waste Systems, Inc. - Class A (a)	12,807	977,174
KBR, Inc.	24,457	1,441,496
MAXIMUS, Inc.	8,414	628,357
WNS Holdings, Ltd. ADR (Jersey) (a)	12,952	886,694
		4,847,885
Transportation - 2.7%
Allegiant Travel Co.	5,432	417,504
Forward Air Corp.	3,950	271,523
Hub Group, Inc. - Class A (a)	10,904	856,400
		1,545,427
Information Technology - 16.2%
Semiconductors & Semiconductor Equipment - 4.3%
Onto Innovation, Inc. (a)	4,871	621,150
Rambus, Inc. (a)	7,151	398,954
Silicon Laboratories, Inc. (a)	4,603	533,442
Universal Display Corp.	5,882	923,415
		2,476,961

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Software & Services - 6.1%
Agilysys, Inc. (a)	12,935	$855,780
Alteryx, Inc. - Class A (a)	7,000	263,830
CCC Intelligent Solutions Holdings, Inc. (a)	70,964	947,369
Descartes Systems Group, Inc. (The) (Canada) (a)	9,279	680,893
Model N, Inc. (a)	16,627	405,865
Tenable Holdings, Inc. (a)	7,686	344,333
		3,498,070
Technology Hardware & Equipment - 5.8%
Advanced Energy Industries, Inc.	5,544	571,697
Badger Meter, Inc.	4,319	621,374
Ciena Corp. (a)	12,503	590,892
Crane NXT Co.	11,138	618,939
Littelfuse, Inc.	1,525	377,163
Pure Storage, Inc. - Class A (a)	15,419	549,225
		3,329,290
Materials - 7.1%
Materials - 7.1%
Berry Global Group, Inc.	10,727	664,109
Eagle Materials, Inc.	3,079	512,715
Element Solutions, Inc.	35,683	699,744
Graphic Packaging Holding Co.	24,052	535,878
Huntsman Corp.	11,737	286,383
Ingevity Corp. (a)	6,000	285,660
Materion Corp.	4,391	447,487
Silgan Holdings, Inc.	15,247	657,298
		4,089,274

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Real Estate - 2.6%
Real Estate - 2.6%
Equity Commonwealth	13,000	$238,810
First Industrial Realty Trust, Inc.	16,170	769,530
STAG Industrial, Inc.	14,962	516,339
		1,524,679

Investments at Value - 91.5% (Cost $42,757,200)		$52,741,483

Other Assets in Excess of Liabilities - 8.5%		4,879,087

Net Assets - 100.0%		$57,620,570

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Communication Services - 3.5%
Media & Entertainment - 3.5%
Alphabet, Inc. - Class C (a)	33,904	$4,470,242

Consumer Discretionary - 10.4%
Consumer Services - 3.6%
Papa John’s International, Inc.	17,627	1,202,514
Service Corp. International	37,736	2,156,235
Vail Resorts, Inc.	5,266	1,168,473
		4,527,222
Retailing - 6.8%
Amazon.com, Inc. (a)	15,204	1,932,732
Home Depot, Inc. (The)	4,833	1,460,339
O’Reilly Automotive, Inc. (a)	2,573	2,338,497
TJX Cos., Inc. (The)	33,010	2,933,929
		8,665,497
Consumer Staples - 6.0%
Food, Beverage & Tobacco - 3.1%
Constellation Brands, Inc. - Class A	7,030	1,766,850
Mondelez International, Inc. - Class A	32,215	2,235,721
		4,002,571
Household & Personal Products - 2.9%
Estée Lauder Cos., Inc. (The) - Class A	7,481	1,081,378
Unilever PLC ADR (United Kingdom)	52,662	2,601,503
		3,682,881
Energy - 5.7%
Energy - 5.7%
Baker Hughes Co.	48,695	1,719,908
Chevron Corp.	16,970	2,861,481
ConocoPhillips	21,869	2,619,906
		7,201,295
Financials - 17.7%
Banks - 2.3%
JPMorgan Chase & Co.	20,012	2,902,140

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Financials - 17.7% (Continued)
Diversified Financials - 7.1%
Ares Management Corp. - Class A	34,990	$3,599,422
Berkshire Hathaway, Inc. - Class B (a)	5,556	1,946,267
Visa, Inc. - Class A	15,228	3,502,592
		9,048,281
Insurance - 8.3%
Berkley (W.R.) Corp.	36,193	2,297,894
Globe Life, Inc.	22,501	2,446,534
Marsh & McLennan Cos., Inc.	10,695	2,035,258
Reinsurance Group of America, Inc.	25,455	3,695,811
		10,475,497
Health Care - 17.4%
Health Care Equipment & Services - 7.9%
Becton, Dickinson & Co.	9,768	2,525,321
McKesson Corp.	4,659	2,025,966
STERIS PLC (Ireland)	10,183	2,234,354
UnitedHealth Group, Inc.	6,435	3,244,463
		10,030,104
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
Bio-Techne Corp.	21,110	1,436,958
Mettler-Toledo International, Inc. (a)	1,295	1,434,951
Novo Nordisk A/S ADR (Denmark)	36,926	3,358,050
Perrigo Co. PLC (Ireland)	57,298	1,830,671
Thermo Fisher Scientific, Inc.	3,695	1,870,298
Zoetis, Inc.	12,231	2,127,949
		12,058,877
Industrials - 12.8%
Capital Goods - 9.8%
Advanced Drainage Systems, Inc.	13,729	1,562,772
AZEK Co., Inc. (The) - Class A (a)	82,540	2,454,740
Dover Corp.	13,313	1,857,297
Quanta Services, Inc.	27,965	5,231,413
RTX Corp.	18,285	1,315,971
		12,422,193
Commercial & Professional Services - 3.0%
Jacobs Solutions, Inc.	15,240	2,080,260

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Industrials - 12.8% (Continued)
Commercial & Professional Services - 3.0% (Continued)
Republic Services, Inc.	12,310	$1,754,298
		3,834,558
Information Technology - 19.4%
Semiconductors & Semiconductor Equipment - 5.1%
ASML Holding N.V. (Netherlands)	2,151	1,266,208
Marvell Technology, Inc.	39,165	2,120,001
Microchip Technology, Inc.	17,619	1,375,163
Monolithic Power Systems, Inc.	3,790	1,750,980
		6,512,352
Software & Services - 9.3%
Fair Isaac Corp. (a)	2,147	1,864,734
Microsoft Corp.	18,831	5,945,888
Palo Alto Networks, Inc. (a)	6,267	1,469,235
ServiceNow, Inc. (a)	4,461	2,493,521
		11,773,378
Technology Hardware & Equipment - 5.0%
Apple, Inc.	19,452	3,330,377
Keysight Technologies, Inc. (a)	11,292	1,494,045
Zebra Technologies Corp. - Class A (a)	6,283	1,486,118
		6,310,540

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Materials - 3.3%
Materials - 3.3%
Avery Dennison Corp.	14,157	$2,586,059
Franco-Nevada Corp. (Canada)	11,671	1,557,962
		4,144,021

Investments at Value - 96.2% (Cost $77,219,672)		$122,061,649

Other Assets in Excess of Liabilities - 3.8%		4,808,985

Net Assets - 100.0%		$126,870,634

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 9.2%
Media & Entertainment - 4.5%
China South Publishing & Media Group Co., Ltd. - Class A (China)	102,100	$167,977
Gamania Digital Entertainment Co., Ltd. (Taiwan)	39,000	80,016
Innocean Worldwide, Inc. - Class A (South Korea)	1,166	37,981
Jagran Prakashan, Ltd. (India) (a)	64,430	77,284
JOYY, Inc. ADR (China)	3,900	148,629
Megacable Holdings S.A.B de C.V. (Mexico)	12,000	26,504
NetEase, Inc. ADR (China)	300	30,048
Soft-World International Corp. (Taiwan)	10,000	29,914
Sun TV Network, Ltd. (India)	10,532	77,420
Tencent Holdings, Ltd. (China)	38,400	1,488,576
Tencent Music Entertainment Group ADR (China) (a)	5,800	37,004
Yandex N.V. - Class A (Russia) *(a)(b)	810	0
		2,201,353
Telecommunication Services - 4.7%
Advanced Info Service PCL (Thailand)	10,700	66,508
APT Satellite Holdings, Ltd. (China)	654,000	184,290
China Tower Corp., Ltd. - H Shares (China) (c)	5,534,000	528,678
Empresa Nacional de Telecomunicaciones S.A. (Chile)	33,783	113,479
Etihad Etisalat Co. (Saudi Arabia)	25,542	303,552
Indus Towers, Ltd. (India) (a)	101,107	232,666
KT Corp. ADR (South Korea)	19,100	244,862
LG Uplus Corp. (South Korea)	29,898	229,179
Mobile Telecommunications Co. (Saudi Arabia)	11,104	38,982
Mobile Telecommunications Co. KSCP (Kuwait)	60,560	95,318
Ooredoo Q.P.S.C. (Qatar)	50,887	149,425
Telekom Malaysia Bhd (Malaysia)	64,900	67,673
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey) (a)	14,100	66,693
		2,321,305
Consumer Discretionary - 14.1%
Automobiles & Components - 4.8%
AAPICO Hitech PCL (Thailand)	92,400	84,881
Apollo Tyres, Ltd. (India)	32,941	146,020
BAIC Motor Corp., Ltd. - H Shares (China) (c)	868,500	261,895

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Automobiles & Components - 4.8% (Continued)
Bajaj Auto, Ltd. (India)	1,068	$64,864
CEAT, Ltd. (India)	5,185	132,138
Chaowei Power Holdings, Ltd. (China)	349,000	62,293
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	53,000	69,852
China Motor Corp. (Taiwan)	9,000	27,221
Hankook Tire & Technology Co., Ltd. (South Korea)	1,358	39,653
Hero MotoCorp, Ltd. (India)	4,536	166,417
Huayu Automotive Systems Co., Ltd. - Class A (China)	103,300	266,328
Hyundai Motor Co. (South Korea)	158	22,302
JK Tyre & Industries, Ltd. (India)	44,598	148,708
Kia Corp. (South Korea)	4,750	285,398
SL Corp. (South Korea)	1,287	31,049
SNT Motiv Co., Ltd. (South Korea)	832	26,810
Thai Stanley Electric PCL (Thailand)	17,267	86,020
Tianneng Power International, Ltd. (China)	194,000	183,253
Tong Yang Industry Co., Ltd. (Taiwan)	24,000	58,278
UMW Holdings Bhd (Malaysia)	33,000	33,457
Xingda International Holdings, Ltd. (China)	845,606	150,874
		2,347,711
Consumer Durables & Apparel - 2.6%
361 Degrees International, Ltd. (China)	220,000	111,007
Best Pacific International Holdings, Ltd. (China)	220,000	28,094
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	102,200	510,088
Handsome Co., Ltd. (South Korea)	1,160	15,977
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	160,000	407,917
LF Corp. (South Korea)	3,796	40,053
Weiqiao Textile Co. - H Shares (China) (a)	187,701	31,400
Youngone Corp. (South Korea)	1,843	65,758
Youngone Holdings Co., Ltd. (South Korea)	1,443	85,802
		1,296,096
Consumer Services - 0.7%
Fu Shou Yuan International Group, Ltd. (China) (c)	160,000	111,228
Gourmet Master Co., Ltd. (Taiwan)	7,000	22,910
Haidilao International Holding, Ltd. (China) (c)	30,000	79,992
Meituan - Class B (China) (a)(c)	6,760	97,862

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Consumer Services - 0.7% (Continued)
TTFB Co., Ltd. (Taiwan)	3,000	$22,919
Wowprime Corp. (Taiwan)	2,199	17,901
		352,812
Retailing - 6.0%
Alibaba Group Holding, Ltd. ADR (China) (a)	13,700	1,188,338
Bermaz Auto Bhd (Malaysia)	56,200	29,771
Dogan Sirketler Grubu Holdings A.S. (Turkey)	88,473	43,115
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	7,279	71,025
EEKA Fashion Holdings, Ltd. (China)	65,000	123,181
Hyundai Home Shopping Network Corp. (South Korea)	580	17,935
MBM Resources Bhd (Malaysia)	34,500	27,115
Naspers, Ltd. (South Africa)	1,404	224,622
Organizacion Terpel S.A. (Colombia)	19,911	33,295
Padini Holdings Bhd (Malaysia)	33,000	27,764
PDD Holdings, Inc. ADR (China) (a)	1,900	186,333
Topsports International Holdings, Ltd. (China) (c)	32,000	24,194
Truworths International, Ltd. (South Africa)	11,793	47,648
Vipshop Holdings, Ltd. ADR (China) (a)	36,600	585,966
Wuchan Zhongda Group Co., Ltd. - Class A (China)	100,900	65,646
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	326,000	256,354
		2,952,302
Consumer Staples - 5.7%
Food & Staples Retailing - 0.3%
Cosco Capital, Inc. (Philippines)	361,665	31,591
Grupo Comercial Chedraui S.A. de C.V. (Mexico)	12,900	75,730
Migros Ticaret A.S. (Turkey)	5,531	73,680
		181,001
Food, Beverage & Tobacco - 4.9%
Almarai Co. JSC (Saudi Arabia)	7,458	126,605
Binggrae Co., Ltd. (South Korea)	1,022	42,190
China Feihe, Ltd. (China) (c)	660,000	389,389
China Foods, Ltd. (China)	656,455	215,636
China Shengmu Organic Milk, Ltd. (China)	605,000	26,268
Donwong F&B Co., Ltd. (South Korea)	2,496	57,332

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Staples - 5.7% (Continued)
Food, Beverage & Tobacco - 4.9% (Continued)
Eastern Co. SAE (Egypt) (a)	74,386	$58,172
Fomento Economico Mexicano, S.A.B. de C.V. ADR (Mexico)	3,100	338,365
Godfrey Phillips India, Ltd. (India)	4,868	127,289
Gudang Garam Tbk PT (Indonesia)	29,100	46,211
Ichitan Group PCL (Thailand)	60,000	27,493
Indofood Sukses Makmur Tbk P.T. (Indonesia)	328,500	140,298
ITC, Ltd. (India)	63,480	338,673
Kaveri Seed Co., Ltd. (India) (a)	6,387	46,186
M Dias Branco S.A. (Brazil) (a)	13,400	96,929
Meihua Holdings Group Co., Ltd. - Class A (China)	30,600	40,436
Oceana Group, Ltd. (South Africa)	15,206	60,634
Orion Holdings Corp. (South Korea)	8,965	101,270
Samyang Holdings Corp. (South Korea)	1,093	56,451
Savola Group (The) (Saudi Arabia)	4,571	43,983
Tsingtao Brewery Co., Ltd. - H Shares (China)	4,000	32,573
		2,412,383
Household & Personal Products - 0.5%
Bajaj Consumer Care, Ltd. (India)	32,710	88,461
Chlitina Holding, Ltd. (Taiwan)	10,000	58,327
Grape King Bio, Ltd. (Taiwan)	14,000	67,728
Hengan International Group Co., Ltd. (China)	6,500	20,681
		235,197
Energy - 4.9%
Energy - 4.9%
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	59,239
Bharat Petroleum Corp., Ltd. (India)	9,453	39,374
China Coal Energy Co., Ltd. - H Shares (China)	53,000	41,498
China Petroleum & Chemical Corp. - H Shares (China)	220,000	119,658
China Shenhua Energy Co., Ltd. - H Shares (China)	35,500	114,873
Coal India, Ltd. (India)	85,931	304,314
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	24,000	26,126
Exxaro Resources, Ltd. (South Africa)	3,012	27,422
Gazprom PJSC (Russia) *(a)(b)	101,150	0
Indian Oil Corp., Ltd. (India)	35,503	38,774

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Energy - 4.9% (Continued)
LUKOIL PJSC ADR (Russia) *(a)(b)	2,253	$0
Offshore Oil Engineering Co., Ltd. - Class A (China)	28,500	25,320
Oil & Natural Gas Corp., Ltd. (India)	135,549	311,595
ORLEN S.A. (Poland)	9,415	126,153
PetroChina Co., Ltd. - Class A (China)	27,100	29,629
PetroChina Co., Ltd. - H Shares (China)	182,000	136,400
Petroleo Brasileiro S.A. ADR (Brazil)	22,300	334,277
Petronet LNG, Ltd. (India)	41,150	118,431
PTT Exploration & Production PCL (Thailand)	23,400	108,676
PTT PCL (Thailand)	91,900	83,891
Reliance Industries, Ltd. 144A (India) (d)	2,960	165,041
Rosneft Oil Co. PJSC (Russia) *(b)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia)	8,921	83,150
SK Gas, Ltd. (South Korea)	265	29,356
Thai Oil PCL (Thailand)	23,500	32,231
United Tractors Tbk P.T. (Indonesia)	38,300	69,716
		2,425,144
Financials - 23.0%
Banks - 17.6%
Absa Group, Ltd. (South Africa)	31,671	291,870
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	8,587	26,322
AFFIN Bank Bhd (Malaysia)	53,500	24,272
Agricultural Bank of China, Ltd. - Class A (China)	76,900	37,953
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	113,050
Akbank T.A.S. (Turkey)	80,117	97,605
Alior Bank S.A. (Poland) (a)	2,317	27,367
Arab National Bank (Saudi Arabia)	37,512	240,166
Banco ABC Brasil S.A. (Brazil)	7,200	28,519
Banco ABC Brasil S.A. (Brazil) (a)	375	1,481
Banco BBVA Peru S.A. (Peru)	57,684	22,766
Banco da Amazonia S.A. (Brazil)	2,200	38,883
Banco del Bajio S.A. (Mexico) (c)	44,400	139,102
Banco do Brasil S.A. (Brazil)	64,000	600,708
Bancolombia S.A. (Colombia)	7,003	53,383
Bancolombia S.A. ADR (Colombia)	1,700	45,356

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 23.0% (Continued)
Banks - 17.6% (Continued)
Bangkok Bank PCL (Thailand)	19,100	$87,252
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	177,425
Bank Danamon Indonesia Tbk P.T. (Indonesia)	220,300	40,625
Bank Handlowy w Warszawie S.A. (Poland)	3,187	58,232
Bank Mandiri Persero Tbk P.T. (Indonesia)	150,400	58,404
Bank Millennium S.A. (Poland) (a)	24,628	32,026
Bank OCBC Nisp Tbk P.T. (Indonesia)	700,500	49,256
Bank of Baroda (India)	105,269	269,900
Bank of Beijing Co., Ltd. - Class A (China)	76,300	48,426
Bank of China, Ltd. - Class A (China)	94,500	48,864
Bank of China, Ltd. - H Shares (China)	1,527,000	531,988
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	23,514
Bank of Communications Co., Ltd. - H Shares (China)	349,000	210,797
Bank of India (India)	27,452	35,995
Bank of Jiangsu Co., Ltd. - Class A (China)	49,000	48,303
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	980,946	74,089
Bank Polska Kasa Opieki S.A. (Poland)	3,850	88,543
Bank Saint Petersburg PJSC (Russia) *(b)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	502,800	39,556
Canara Bank (India)	43,828	197,511
China Banking Corp. (Philippines)	70,100	37,545
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	79,355
China Construction Bank Corp. - H Shares (China)	790,000	444,112
China Development Financial Holding Corp. (Taiwan) (a)	164,000	59,980
China Everbright Bank Co., Ltd. - H Shares (China)	451,000	135,078
China Merchants Bank Co., Ltd. - Class A (China)	11,200	50,970
China Minsheng Banking Corp., Ltd. - H Shares (China)	68,000	23,230
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	24,678
Commercial Bank P.S.Q.C. (The) (Qatar)	120,778	179,123
Credit Agricole Egypt SAE (Egypt) (a)	63,723	31,986
CTBC Financial Holding Co., Ltd. (Taiwan)	180,000	136,821
Emirates NBD Bank PJSC (United Arab Emirates)	76,715	371,735
Faisal Islamic Bank of Egypt (Egypt)	23,957	21,625
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	6,300	52,793

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 23.0% (Continued)
Banks - 17.6% (Continued)
Hana Financial Group, Inc. (South Korea)	4,703	$147,077
Hong Leong Financial Group Bhd (Malaysia)	19,400	73,137
Huaxia Bank Co., Ltd. - Class A (China)	40,200	31,543
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	22,894
Indian Bank (India)	41,510	210,889
IndusInd Bank, Ltd. (India)	5,007	85,706
Industrial & Commercial Bank of China, Ltd. - Class A (China)	86,200	55,303
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	525,000	251,818
Industrial Bank Co., Ltd. - Class A (China)	19,100	42,749
Industrial Bank of Korea (South Korea)	6,979	57,808
Itausa S.A. (Brazil)	62,800	113,066
JB Financial Group Co., Ltd. (South Korea)	4,981	36,620
Karnataka Bank, Ltd. (The) (India)	12,175	36,354
Karur Vysya Bank, Ltd. (The) (India)	86,299	138,434
Krung Thai Bank PCL (Thailand)	209,400	108,491
Metropolitan Bank & Trust Co. (Philippines)	48,530	46,195
National Bank of Greece S.A. (Greece) (a)	5,983	33,681
National Bank of Kuwait S.A.K.P. (Kuwait)	81,659	239,327
Nedbank Group, Ltd. (South Africa)	20,896	223,296
Piraeus Financial Holdings S.A. (Greece) (a)	16,829	49,664
Saudi Awaal Bank (Saudi Arabia)	30,474	280,567
Saudi Investment Bank (The) (Saudi Arabia)	62,469	263,447
Sberbank of Russia PJSC (Russia) *(b)	19,830	0
Standard Bank Group, Ltd. (South Africa)	14,339	139,134
State Bank of India (India)	18,292	131,199
Turkiye Is Bankasi A.S. (Turkey)	67,009	62,764
Union Bank of India, Ltd. (India)	102,542	130,598
VTB Bank PJSC (Russia) *(a)(b)	339,760,000	0
Woori Financial Group, Inc. (South Korea)	10,786	97,603
		8,667,904
Diversified Financials - 3.4%
AEON Credit Service M Bhd (Malaysia) (a)	19,400	50,328
Bajaj Holdings & Investment, Ltd. (India)	287	24,496
China Galaxy Securities Co., Ltd. - H Shares (China)	60,000	30,860
Daou Technology, Inc. (South Korea)	2,256	29,055

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 23.0% (Continued)
Diversified Financials - 3.4% (Continued)
Far East Horizon, Ltd. (China)	67,000	$48,196
Gentera S.A.B. de C.V. (Mexico)	128,400	150,712
IIFL Finance, Ltd. (India)	3,221	23,052
Manappuram Finance, Ltd. (India)	17,650	31,722
Power Finance Corp., Ltd. (India)	108,055	326,702
Qifu Technology, Inc. ADR (China)	1,900	29,184
REC, Ltd. (India)	171,136	590,291
Shinyoung Securities Co., Ltd. (South Korea)	795	32,993
Shriram Finance, Ltd. (India)	3,057	70,443
Tata Investment Corp., Ltd. (India)	4,663	182,974
Yuanta Financial Holding Co., Ltd. (Taiwan)	97,000	75,385
		1,696,393
Insurance - 2.0%
Allianz Malaysia Bhd (Malaysia)	14,900	50,460
Cathay Financial Holding Co., Ltd. (Taiwan) (a)	83,000	114,657
China Pacific Insurance Group Co., Ltd. - H Shares (China)	14,000	34,854
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	22,779
DB Insurance Co., Ltd. (South Korea)	1,012	66,936
Farglory Life Insurance Co., Ltd. (Taiwan) (a)	55,909	20,880
Fubon Financial Holdings Co., Ltd. (Taiwan)	255,714	481,656
Mercuries & Associates Holding, Ltd. (Taiwan) (a)	57,498	22,186
New China Life Insurance Co., Ltd. - H Shares (China)	13,500	32,381
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	97,000	34,701
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	432	82,938
		964,428
Health Care - 3.6%
Health Care Equipment & Services - 0.7%
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - H Shares (China)	44,000	126,706
InBody Co., Ltd. (South Korea)	3,161	58,085
Pegavision Corp. (Taiwan)	771	9,306
Sinopharm Group Co., Ltd. - H Shares (China)	57,200	165,846
		359,943

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 3.6% (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 2.9%
Aurobindo Pharma, Ltd. (India)	6,346	$69,771
Celltrion, Inc. (South Korea)	758	78,078
China Medical System Holdings, Ltd. (China)	83,000	125,275
China Resources Pharmaceutical Group, Ltd. (China) (c)	61,000	40,415
China Shineway Pharmaceutical Group, Ltd. (China)	230,000	229,531
Consun Pharmaceutical Group, Ltd. (China)	370,492	240,086
Dr. Reddy’s Laboratories, Ltd. ADR (India)	1,500	100,305
Humedix Co., Ltd. (South Korea)	792	21,434
Jubilant Pharmora, Ltd. (India)	5,664	29,581
Livzon Pharmaceutical Group, Inc. - H Shares (China)	11,800	38,607
Lotus Pharmaceutical Co., Ltd. (Taiwan) (a)	7,000	51,740
Marksans Pharma, Ltd. (India)	19,754	26,063
Natco Pharma, Ltd. (India)	3,222	33,795
Neuland Laboratories, Ltd. (India)	686	30,424
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	50,000	34,926
Tempo Scan Pacific Tbk P.T. (Indonesia)	1,247,200	145,725
Zydus Lifesciences, Ltd. (India)	13,902	102,636
		1,398,392
Industrials - 6.6%
Capital Goods - 4.1%
Acter Group Corp., Ltd. (Taiwan)	6,000	30,441
ALFA S.A.B de C.V. - Class A (Mexico)	41,300	26,916
Amara Raja Energy & Mobility, Ltd. (India)	6,660	50,970
Astra International Tbk P.T. (Indonesia)	388,000	155,482
Balmer Lawrie & Co., Ltd. (India)	40,492	74,716
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (c)	81,000	20,940
Chicony Power Technology Co., Ltd. (Taiwan)	9,000	31,958
China Communications Services Corp., Ltd. - H Shares (China)	62,000	26,013
China Railway Group, Ltd. - H Shares (China)	112,000	57,601
CITIC, Ltd. (China)	61,000	55,838
CyberPower Systems, Inc. (Taiwan)	4,200	37,849
DMCI Holdings, Inc. (Philippines)	719,300	132,149
Doosan Bobcat, Inc. (South Korea)	2,830	106,627
ElSewedy Electric Co. (Egypt)	61,696	46,983

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 6.6% (Continued)
Capital Goods - 4.1% (Continued)
Ferreycorp S.A.A. (Peru)	71,742	$46,177
FSP Technology, Inc. (Taiwan)	47,000	72,248
Gamuda Bhd (Malaysia)	57,900	54,632
GS Holdings Corp. (South Korea)	2,129	62,705
HD Hyundai Infracore Co., Ltd. (South Korea)	3,344	26,212
Kalpataru Projects International, Ltd. (India)	3,685	27,910
KOC Holding A.S. (Turkey)	5,561	29,730
LT Group, Inc. (Philippines)	307,800	48,883
LX Hausys, Ltd. (South Korea)	835	28,245
LX International Corp. (South Korea)	2,352	49,583
Metallurgical Corp. of China, Ltd. - Class A (China)	90,700	45,723
Metallurgical Corp. of China, Ltd. - H Shares (China)	83,000	17,448
Nava, Ltd. (India)	21,296	115,402
NCC, Ltd. (India)	42,230	78,536
Shoucheng Holdings, Ltd. (China)	268,000	55,004
Sichuan Road and Bridge Group Co., Ltd. - Class A (China)	56,260	66,798
Sime Darby Bhd (Malaysia)	86,300	40,554
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	22,473
Sinotruk Hong Kong, Ltd. (China)	81,500	156,739
TBEA Co., Ltd. - Class A (China)	11,830	24,105
Welspun Enterprises, Ltd. (India)	23,971	81,618
Wilson Bayly Holmes-Ovcon, Ltd. (South Africa) (a)	616	4,056
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	19,435
		2,028,699
Commercial & Professional Services - 0.0% (e)
Tianjin Capital Environmental Protection Group Co., Ltd. - H Shares (China)	72,000	24,457

Transportation - 2.5%
Aegean Airlines S.A. (Greece) (a)	2,496	27,665
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	60,567
Blue Bird Tbk P.T. (Indonesia)	215,400	29,200
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	29,600	39,840
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	38,000	38,842

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 6.6% (Continued)
Transportation - 2.5% (Continued)
Daqin Railway Co., Ltd. - Class A (China)	39,800	$39,759
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	45,800	70,159
Eva Airways Corp. (Taiwan)	47,000	43,379
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	14,200	51,091
Gujarat Pipavav Port, Ltd. (India)	23,103	34,428
HMM Co., Ltd. (South Korea)	5,780	69,596
Hyundai Glovis Co., Ltd. (South Korea)	2,436	331,892
Jiangsu Expressway Co., Ltd. - H Shares (China)	46,000	41,493
Korean Air Lines Co., Ltd. (South Korea)	5,091	81,817
Pan Ocean Co., Ltd. (South Korea)	7,168	26,199
Qingdao Port International Co., Ltd. - H Shares (China) (c)	68,000	33,516
Qinhuangdao Port Co., Ltd. - H Shares (China)	156,500	25,381
Sinotrans, Ltd. - H Shares (China)	66,000	24,059
Taiwan Navigation Co., Ltd. (Taiwan)	25,000	22,742
Tianjin Port Development Holdings, Ltd. (China)	320,000	21,573
Turk Hava Yollari AO (Turkey) (a)	5,579	49,249
Zhejiang Expressway Co., Ltd. - H Shares (China)	32,000	23,812
ZTO Express Cayman, Inc. ADR (China)	1,000	24,170
		1,210,429
Information Technology - 19.1%
Semiconductors & Semiconductor Equipment - 9.2%
ASE Technology Holding Co., Ltd. ADR (Taiwan)	46,700	351,184
Chipbond Technology Corp. (Taiwan)	18,000	38,091
DB HiTek Co., Ltd. (South Korea)	5,414	195,419
Everlight Electronics Co., Ltd. (Taiwan)	16,000	23,274
Foxsemicon Integrated Technology, Inc. (Taiwan)	4,000	23,049
GCL Technology Holdings, Ltd. (China)	1,098,000	203,589
Global Mixed-Mode Technology, Inc. (Taiwan)	6,000	48,634
GlobalWafers Co., Ltd. (Taiwan)	3,000	42,315
King Yuan Electronics Co., Ltd. (Taiwan)	19,000	44,828
LX Semicon Co., Ltd. (South Korea)	3,103	189,669
Marketech International Corp. (Taiwan)	8,000	34,296
Novatek Microelectronics Corp. (Taiwan)	12,000	157,650
Powertech Technology, Inc. (Taiwan)	10,000	31,487
Radiant Opto-Electronics Corp. (Taiwan)	10,000	38,119

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 19.1% (Continued)
Semiconductors & Semiconductor Equipment - 9.2% (Continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	28,280	$2,457,532
Tongwei Co., Ltd. - Class A (China)	10,000	44,292
United Microelectronics Corp. (Taiwan)	433,000	608,277
		4,531,705
Software & Services - 2.0%
Arabian Internet & Communications Services Co. (Saudi Arabia)	299	25,526
HCL Technologies, Ltd. (India)	26,098	386,236
Samsung SDS Co., Ltd. (South Korea)	3,160	315,922
Zensar Technologies, Ltd. (India)	40,316	250,020
		977,704
Technology Hardware & Equipment - 7.9%
Catcher Technology Co., Ltd. (Taiwan)	11,000	62,281
Chicony Electronics Co., Ltd. (Taiwan)	10,000	35,837
China Railway Signal & Communication Corp., Ltd. - Class A (China)	33,074	23,946
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (c)	539,000	171,615
DataTec, Ltd. (South Africa)	65,922	125,166
FLEXium Interconnect, Inc. (Taiwan)	8,000	21,844
Getac Holdings Corp. (Taiwan)	17,000	40,966
Hannstar Board Corp. (Taiwan)	23,000	42,415
Hon Hai Precision Industry Co., Ltd. (Taiwan)	194,000	625,589
KH Vatec Co., Ltd. (South Korea)	16,974	182,447
Largan Precision Co., Ltd. (Taiwan)	3,000	198,835
Pegatron Corp. (Taiwan)	59,000	140,133
Primax Electronics, Ltd. (Taiwan)	18,000	38,634
Redington, Ltd. (India)	115,761	214,729
Samsung Electronics Co., Ltd. (South Korea)	27,733	1,399,539
Simplo Technology Co., Ltd. (Taiwan)	4,000	41,600
Supreme Electronics Co., Ltd. (Taiwan)	25,827	44,132
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	44,922
Vindhya Telelinks, Ltd. (India)	1,517	40,658
Wasion Holdings, Ltd. (China)	532,000	196,989

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 19.1% (Continued)
Technology Hardware & Equipment - 7.9% (Continued)
ZTE Corp. - Class A (China)	51,000	$229,088
		3,921,365
Materials - 7.2%
Materials - 7.2%
AECI, Ltd. (South Africa)	7,855	46,780
African Rainbow Minerals, Ltd. (South Africa)	4,931	44,297
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	62,305
Castrol India, Ltd. (India)	18,427	30,655
Cemex S.A.B. de C.V. ADR (Mexico) (a)	35,800	232,700
Chambal Fertilisers and Chemicals, Ltd. (India)	9,800	32,560
China BlueChemical, Ltd. - H Shares (China)	116,000	28,661
China Lumena New Materials Corp. (China) (a)(b)	1,700	0
China Sunshine Paper Holdings Co., Ltd. (China) (a)	118,000	39,017
CMOC Group, Ltd. - H Shares (China)	42,000	26,795
CPMC Holdings, Ltd. (China)	63,000	46,810
Dongkuk Holding Co., Ltd. (South Korea)	3,615	28,412
Dongkuk Steel Mill Co., Ltd. (South Korea) (a)	5,057	41,637
DRDGOLD, Ltd. ADR (South Africa)	3,900	32,370
Gloria Material Technology Corp. (Taiwan)	39,000	55,004
Goldsun Building Materials Co., Ltd. (Taiwan)	54,000	41,948
Gulf Oil Lubricants India, Ltd. (India)	4,999	31,891
Hanil Holdings Co., Ltd. (South Korea)	4,624	37,946
Harmony Gold Mining Co., Ltd. ADR (South Africa)	15,400	57,904
Hsin Kuang Steel Co., Ltd. (Taiwan)	17,000	24,664
Hunan Valin Steel Co., Ltd. - Class A (China)	211,700	173,785
Jiangxi Copper Co., Ltd. - H Shares (China)	26,000	40,557
Jindal Saw, Ltd. (India)	17,727	73,677
JK Paper, Ltd. (India)	9,122	42,980
KISWIRE, Ltd. (South Korea)	2,658	40,810
LOTTE Fine Chemical Co., Ltd. (South Korea)	1,032	44,624
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(b)	194,390	0
Maharashtra Seamless, Ltd. (India)	8,027	59,145
MOIL, Ltd. (India)	13,130	34,998
National Aluminium Co., Ltd. (India)	26,103	30,366
National Fertilizers, Ltd. (India)	35,911	31,416

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Materials - 7.2% (Continued)
NMDC, Ltd. (India)	150,856	$267,429
Novolipetsk Steel PJSC (Russia) *(a)(b)(c)	2,870	0
OCI Holdings Co., Ltd. (South Korea)	449	32,380
PCC Rokita S.A. (Poland)	1,808	38,369
Poongsan Corp. (South Korea)	1,013	25,274
POSCO Holdings, Inc. ADR (South Korea)	2,200	225,500
Rashtriya Chemicals & Fertilizers, Ltd. (India)	21,227	32,188
SABIC Agri-Nutrients Co. (Saudi Arabia)	11,322	402,013
Sasol, Ltd. (South Africa)	17,406	238,933
Saudi Aramco Base Oil Co. (Saudi Arabia) (a)	663	26,320
SeAH Besteel Holdings Corp. (South Korea)	1,874	34,103
SeAH Holdings Corp. (South Korea)	409	31,315
Sociedad Minera Cerro Verde S.A.A. (Peru)	2,762	84,241
Swancor Holding Co., Ltd. (Taiwan)	13,000	36,713
Ta Ann Holdings Bhd (Malaysia)	89,800	64,457
TA Chen Stainless Pipe Co., Ltd. (Taiwan)	22,000	25,167
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	11,000	36,008
Tharisa PLC (South Africa)	30,632	27,997
Tipco Asphalt PCL (Thailand)	97,600	42,952
Tung Ho Steel Enterprise Corp. (Taiwan)	26,000	48,942
Vale S.A. ADR (Brazil)	19,474	260,952
Welspun Corp., Ltd. (India)	7,766	36,640
West China Cement, Ltd. (China) (a)	392,000	36,471
		3,534,080
Real Estate - 1.8%
Real Estate - 1.8%
AP Thailand PCL (Thailand)	175,900	56,662
China Resources Land, Ltd. (China)	14,000	55,597
Da-Li Development Co., Ltd. (Taiwan)	24,150	23,507
Develia S.A. (Poland)	31,157	31,419
Emaar Properties PJSC (United Arab Emirates)	71,916	157,369
Fibra Una Administracion S.A. de C.V. (Mexico)	61,100	101,827
Fu Hua Innovation Co., Ltd. (Taiwan)	27,000	23,737
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A (China)	92,900	122,460
Kingdom Development Co., Ltd. (Taiwan)	25,000	25,691

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Real Estate - 1.8% (Continued)
Real Estate - 1.6% (Continued)
Mah Sing Group Bhd (Malaysia) (a)	419,800	$80,353
Ozak Gayrimenkul Yatirim Ortakligi (Turkey) (a)	78,284	27,042
SC Asset Corp. PCL (Thailand)	205,200	21,833
Shanghai Industrial Urban Development Group, Ltd. (China) (a)	99,862	4,704
Shenzhen Investment, Ltd. (China)	330,000	52,688
Shui on Land, Ltd. (China)	356,500	32,268
Supalai PCL (Thailand)	131,600	72,210
		889,367
Utilities - 2.7%
Utilities - 2.7%
Beijing Enterprises Holdings, Ltd. (China)	54,500	187,457
Centrais Eletricas de Santa Catarina S.A. (Brazil)	2,300	30,131
China Resources Power Holdings Co., Ltd. (China)	24,000	45,665
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	7,100	24,450
Cia Energética de Minas Gerais ADR (Brazil)	41,300	99,946
Enel Chile S.A. (Chile)	1,355,991	82,262
ENN Natural Gas Co., Ltd. - Class A (China)	18,700	44,661
Huaneng Power International, Inc. - H Shares (China) (a)	60,000	29,034
Kunlun Energy Co., Ltd. (China)	102,000	87,779
NTPC, Ltd. (India)	109,398	322,424
OGK-2 PJSC (Russia) *(b)	5,740,000	0
Power Grid Corp. of India, Ltd. (India)	105,797	253,568
Saudi Electricity Co. (Saudi Arabia)	13,281	67,618
YTL Power International Bhd (Malaysia)	86,400	37,684
		1,312,679

Total Common Stocks (Cost $44,616,207)		$48,277,848

PREFERRED STOCKS - 2.3%	Shares	Value
Energy - 0.7%
Energy - 0.7%
Petroleo Brasileiro S.A. ADR (Brazil)	27,100	$371,541
Surgutneftegas PJSC (Russia) *(b)(c)	541,500	0
		371,541

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.3% (Continued)	Shares	Value
Financials - 0.1%
Banks - 0.1%
Banco do Estado do Rio Grande do Sul S.A. - Series B (Brazil) (c)	14,200	$34,775

Industrials - 0.1%
Capital Goods - 0.1%
Randon S.A. Implementos e Participacoes (Brazil)	15,500	35,955

Information Technology - 0.7%
Technology Hardware & Equipment - 0.7%
Samsung Electronics Co., Ltd. (South Korea)	8,147	327,633

Materials - 0.6%
Materials - 0.6%
Bradespar S.A. (Brazil)	7,900	35,708
Gerdau S.A. (Brazil)	51,570	246,739
		282,447
Utilities - 0.1%
Utilities - 0.1%
Cia de Saneamento do Parana (Brazil)	60,000	54,550

Total Preferred Stocks (Cost $1,226,646)		$1,106,901

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

WARRANTS - 0.0% (e)	Shares	Value
Real Estate - 0.0% (e)
Real Estate - 0.0% (e)
Noble Development PCL (Cost $0)	14,775	$16

Investments at Value - 100.0% (Cost $45,927,317)		$49,384,765

Liabilities in Excess of Other Assets - (0.0%) (e)		(62,888)

Net Assets - 100.0%		$49,321,877

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Non-income producing security.

(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,933,601, which represents 3.9% of net assets as of September 30, 2023.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
September 30, 2023 (Unaudited)

Country	Value	% of Net Assets
China	$14,946,723	30.3%
India	8,137,657	16.5%
Taiwan	7,294,690	14.8%
South Korea	6,073,491	12.3%
Brazil	2,478,769	5.0%
Saudi Arabia	1,901,929	3.9%
South Africa	1,592,129	3.2%
Mexico	1,144,649	2.3%
Indonesia	1,085,226	2.2%
Thailand	879,116	1.8%
Malaysia	661,657	1.3%
United Arab Emirates	555,426	1.1%
Turkey	520,903	1.0%
Poland	402,109	0.8%
Kuwait	334,645	0.7%
Qatar	328,548	0.7%
Philippines	296,363	0.6%
Chile	195,741	0.4%
Egypt	158,766	0.3%
Peru	153,184	0.3%
Colombia	132,034	0.3%
Greece	111,010	0.2%
Russia	0	0.0%
Total Investments	$49,384,765	100.0%
Liabilities in Excess of Other Assets	(62,888)	(0.0%)
Net Assets	$49,321,877	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 4.5%
Media & Entertainment - 3.1%
Arnoldo Mondadori Editore S.p.A. (Italy)	97,530	$220,452
Better Collective A/S (Sweden) (a)	20,866	467,935
GungHo Online Entertainment, Inc. (Japan)	25,300	399,360
ITV PLC (United Kingdom)	657,331	564,632
MFE-MediaForEurope N.V. - Class A (Italy)	337,785	142,770
Nippon Television Holdings, Inc. (Japan)	22,400	226,489
oOh media, Ltd. (Australia)	118,370	107,192
Perion Network, Ltd. (Israel) (a)	7,411	228,016
Reach PLC (United Kingdom)	385,326	401,234
Seven West Media, Ltd. (Australia) (a)	673,736	136,089
SKY Perfect JSAT Holdings, Inc. (Japan)	33,949	158,747
Television Francaise 1 S.A. (France)	29,774	227,757
		3,280,673
Telecommunication Services - 1.4%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	200,635	283,444
Eurotelesites A.G. (Austria) (a)	10,830	47,401
Proximus S.A.D.P. (Belgium)	82,063	666,749
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	367,575	185,882
Telekom Austria A.G. (Austria) (a)	43,321	302,272
		1,485,748
Consumer Discretionary - 13.2%
Automobiles & Components - 4.4%
FCC Co., Ltd. (Japan)	18,293	230,137
Gestamp Automocion S.A. (Spain)	139,472	581,401
G-Tekt Corp. (Japan)	8,500	103,451
Johnson Electric Holdings, Ltd. (Hong Kong)	170,500	209,031
KYB Corp. (Japan)	8,300	268,409
Mitsubishi Motors Corp. (Japan)	115,400	502,945
Nippon Seiki Co., Ltd. (Japan) (a)	31,700	247,340
Pacific Industrial Co., Ltd. (Japan)	34,925	334,540
Piaggio & C. S.p.A. (Italy)	80,440	256,728
SAF-Holland S.E. (Germany)	7,885	101,511
Schaeffler A.G. - Preferred Shares (Germany)	85,277	489,915
Tokai Rika Co., Ltd. (Japan) (a)	14,900	233,509

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Automobiles & Components - 4.4% (Continued)
Toyo Tire Corp. (Japan)	30,700	$472,526
Yokohama Rubber Co., Ltd. (The) (Japan)	28,100	584,775
		4,616,218
Consumer Durables & Apparel - 4.4%
Beneteau S.A. (France)	24,474	296,513
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	35,105	43,103
Cleanup Corp. (Japan)	15,900	76,319
JS Global Lifestyle Co., Ltd. (Hong Kong) (b)	2,254,500	372,813
Me Group International PLC (United Kingdom) (a)	22,742	43,783
Sangetsu Corp. (Japan) (a)	17,886	348,472
SANKYO Co., Ltd. (Japan)	21,000	962,401
Stella International Holdings, Ltd. (Hong Kong)	184,500	184,954
Sumitomo Forestry Co., Ltd. (Japan)	38,100	966,342
Tamron Co., Ltd. (Japan)	16,499	504,120
Vistry Group PLC (United Kingdom)	81,203	898,216
		4,697,036
Consumer Services - 1.4%
AcadeMedia A.B. (Sweden) (b)	48,101	205,878
Betsson A.B. (Sweden) (a)	94,439	1,037,929
Cie des Alpes (France)	19,473	267,086
		1,510,893
Retailing - 3.0%
Accent Group, Ltd. (Australia)	364,616	456,782
Carasso Motors, Ltd. (Israel)	41,901	179,160
Currys PLC (United Kingdom)	574,240	338,010
Delek Automotive Systems, Ltd. (Israel)	23,084	142,300
Halfords Group PLC (United Kingdom)	221,708	536,377
Inchcape PLC (United Kingdom)	69,094	636,343
JB Hi-Fi, Ltd. (Australia)	1,790	51,982
Nick Scali, Ltd. (Australia)	32,017	227,073
Super Retail Group, Ltd. (Australia)	77,189	589,738
		3,157,765
Consumer Staples - 6.6%
Food & Staples Retailing - 2.7%
Axial Retailing, Inc. (Japan)	13,564	339,468

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Consumer Staples - 6.6% (Continued)
Food & Staples Retailing - 2.7% (Continued)
Life Corp. (Japan)	21,005	$511,534
Marks & Spencer Group PLC (United Kingdom) (a)	336,519	967,838
Mitsubishi Shokuhin Co., Ltd. (Japan)	22,119	577,344
Tsuruha Holdings, Inc. (Japan)	6,900	463,473
		2,859,657
Food, Beverage & Tobacco - 3.9%
Agrana Beteiligungs A.G. (Austria)	534	8,666
Austevoll Seafood A.S.A. (Norway)	18,101	126,826
First Pacific Co., Ltd. (Hong Kong)	934,000	368,907
Golden Agri-Resources, Ltd. (Singapore)	2,175,700	421,447
Inghams Group, Ltd. (Australia)	261,583	555,938
Megmilk Snow Brand Co., Ltd. (Japan) (a)	32,484	498,023
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	24,418	491,702
Nisshin Oillio Group, Ltd. (The) (Japan) (a)	16,430	459,818
Origin Enterprises PLC (Ireland)	41,483	142,969
Scandinavian Tobacco Group A/S (Denmark) (b)	34,212	521,114
Starzen Co., Ltd. (Japan)	4,705	81,467
Suedzucker A.G. (Germany)	32,630	485,083
		4,161,960
Household & Personal Products - 0.0% (c)
Best World International, Ltd. (Singapore) (a)	38,000	46,620

Energy - 2.8%
Energy - 2.8%
BW LPG, Ltd. (Norway) (b)	28,960	364,654
Capricorn Energy PLC (United Kingdom) (a)	168,981	358,306
d’Amico International Shipping S.A. (Italy)	33,037	160,872
Japan Petroleum Exploration Co., Ltd. (Japan)	14,800	554,605
Karoon Energy, Ltd. (Australia) (a)	255,645	428,219
Koninklijke Vopak N.V. (Netherlands)	14,124	483,100
Naphtha Israel Petroleum Corp., Ltd. (Israel)	25,068	143,593
Oil Refineries, Ltd. (Israel)	938,436	309,490
Saras S.p.A. (Italy)	43,633	62,346
Torm PLC - Class A (Denmark)	4,773	129,175
		2,994,360

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Financials - 11.6%
Banks - 7.0%
77 Bank, Ltd. (The) (Japan)	10,400	$220,244
Banco BPM S.p.A. (Italy)	92,544	440,718
Banco Comercial Portugues S.A. (Portugal) (a)	203,246	55,778
Banco de Sabadell S.A. (Spain)	401,470	464,425
Bank of East Asia, Ltd. (The) (Hong Kong)	202,600	250,713
Bank of Georgia Group PLC (United Kingdom)	27,971	1,259,217
BAWAG Group A.G. (Austria) (a)(b)	9,740	445,153
BPER Banca (Italy)	242,014	735,558
Dah Sing Banking Group, Ltd. (Hong Kong)	219,600	144,602
Keiyo Bank, Ltd. (The) (Japan)	53,900	249,258
Nishi-Nippon Financial Holdings, Inc. (Japan)	75,800	865,222
Spar Nord Bank A/S (Denmark)	13,541	209,462
Sydbank A/S (Denmark)	19,698	934,995
TBC Bank Group PLC (United Kingdom)	32,713	1,191,327
		7,466,672
Diversified Financials - 3.6%
Cembra Money Bank A.G. (Switzerland)	638	43,261
Credit Saison Co., Ltd. (Japan)	42,000	665,936
Deutsche Beteiligungs A.G. (Germany)	2,305	76,569
Fuyo General Lease Co., Ltd. (Japan)	4,500	362,154
Helia Group, Ltd. (Australia)	452,483	1,013,318
Insignia Financial, Ltd. (Australia)	41,860	64,557
Jaccs Co., Ltd. (Japan)	17,037	588,170
Leonteq A.G. (Switzerland) (a)	5,236	218,114
Pepper Money, Ltd. (Australia)	47,161	39,164
Resurs Holding A.B. (Sweden) (b)	146,620	315,372
TP ICAP Group PLC (United Kingdom)	31,268	64,889
Yangzijiang Financial Holding, Ltd. (Singapore) (a)	1,222,300	321,401
		3,772,905
Insurance - 1.0%
Just Group PLC (United Kingdom)	560,736	492,558
Phoenix Holdings, Ltd. (The) (Israel)	13,456	141,235
SCOR S.E. (France)	14,613	453,664
		1,087,457

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Health Care - 6.2%
Health Care Equipment & Services - 4.7%
Ambea A.B. (Sweden) (b)	100,251	$317,318
Ansell, Ltd. (Australia)	38,048	539,384
Attendo A.B. (Sweden) (a)(b)	63,745	165,709
BML, Inc. (Japan)	9,100	169,958
Coltene Holding A.G. (Switzerland) (a)	1,723	125,170
CVS Group PLC (United Kingdom) (a)	18,151	360,323
Elekta A.B. - B Shares (Sweden)	25,190	171,083
Fagron (Belgium)	30,572	519,859
Galenica A.G. (Switzerland) (b)	11,547	853,006
InMode, Ltd. (Israel) (a)	6,300	191,898
Japan Lifeline Co., Ltd. (Japan)	73,500	571,571
Metall Zug A.G. - B Shares (Switzerland)	66	103,104
Riverstone Holdings, Ltd. (Singapore)	466,100	204,307
Solasto Corp. (Japan)	115,700	478,576
Tokai Corp. (Japan)	19,379	246,127
		5,017,393
Health Care Equipment & Supplies - 0.1%
Nipro Corp. (Japan) (a)	12,300	99,354

Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
Alliance Pharma PLC (United Kingdom)	603,032	347,991
COSMO Pharmaceuticals N.V. (Switzerland)	1,601	69,784
Gerresheimer A.G. (Germany)	1,836	192,368
H Lundbeck A/S (Denmark)	66,230	356,675
Kissei Pharmaceutical Co., Ltd. (Japan)	5,282	119,615
Neuren Pharmaceuticals, Ltd. (Australia) (a)	6,843	48,545
Santen Pharmaceutical Co., Ltd. (Japan) (a)	8,200	75,238
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	268,000	270,846
		1,481,062
Industrials - 22.5%
Capital Goods - 15.4%
Alimak Group A.B. (Sweden) (b)	16,658	101,404
Austal, Ltd. (Australia)	28,833	34,846
Central Glass Co., Ltd. (Japan)	24,000	475,547

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 22.5% (Continued)
Capital Goods - 15.4% (Continued)
Daihen Corp. (Japan) (a)	12,900	$436,492
Danieli & C. Officine Meccaniche S.p.A. (Italy)	8,070	168,370
Deutz A.G. (Germany)	118,224	520,635
Fletcher Building, Ltd. (New Zealand)	66,721	187,577
Fujikura, Ltd. (Japan)	75,300	605,084
Implenia A.G. (Switzerland)	14,193	465,497
Iveco Group N.V. (Italy) (a)	66,178	616,442
JOST Werke A.G. (Germany) (b)	7,881	377,715
Keller Group PLC (United Kingdom)	43,355	397,233
Kier Group PLC (United Kingdom) (a)	586,652	823,085
Kitz Corp. (Japan)	64,471	445,727
Koninklijke BAM Groep N.V. (Netherlands)	246,929	523,853
Manitou BF S.A. (France)	4,088	98,105
Morgan Sindall Group PLC (United Kingdom)	13,109	326,911
NCC A.B. - B Shares (Sweden)	21,299	230,274
Nichias Corp. (Japan)	22,900	469,250
Noritake Co., Ltd. (Japan)	7,825	325,188
NRW Holdings, Ltd. (Australia)	525,244	909,210
OC Oerlikon Corp. A.G. (Switzerland)	28,168	119,365
OKUMA Corp. (Japan)	9,700	425,994
PER Aarsleff Holdings A/S (Denmark)	1,195	54,762
Porr A.G. (Austria)	16,866	209,332
Rexel S.A. (France)	38,480	862,136
Sanyo Denki Co., Ltd. (Japan)	11,200	511,752
Semperit A.G. Holding (Austria)	8,376	151,023
Shikaura Machine Co., Ltd. (Japan) (a)	15,000	413,306
Sojitz Corp. (Japan)	50,800	1,112,798
Star Micronics Co., Ltd. (Japan)	31,400	393,802
Strabag S.E. (Austria)	3,249	128,185
Sulzer A.G. (Switzerland)	2,647	252,440
Takara Standard Co., Ltd. (Japan) (a)	22,329	276,480
Takeuchi Manufacturing Co., Ltd. (Japan) (a)	11,200	366,236
Ventia Services Group Pty, Ltd. (Australia) (b)	46,584	84,291
Vesuvius PLC (United Kingdom)	111,871	590,933
Wacker Neuson S.E. (Germany)	16,550	336,844

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 22.5% (Continued)
Capital Goods - 15.4% (Continued)
Yamazen Corp. (Japan) (a)	51,500	$404,653
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	531,000	643,636
Yokogawa Bridge Holdings Corp. (Japan)	21,300	397,645
Yurtec Corp. (Japan)	18,439	118,285
		16,392,343
Commercial & Professional Services - 1.8%
Brunel International N.V. (Netherlands)	6,290	86,353
Derichebourg S.A. (France)	93,034	467,663
Elis S.A. (France)	2,979	52,318
Loomis A.B. (Sweden)	19,115	514,467
McMillan Shakespeare, Ltd. (Australia)	31,616	326,643
Prosegur Cash S.A. (Spain) (a)(b)	118,876	73,660
Prosegur Cia de Seguridad S.A. (Spain)	67,391	108,391
SThree PLC (United Kingdom)	55,500	251,613
		1,881,108
Transportation - 5.3%
Air New Zealand, Ltd. (New Zealand)	900,312	394,095
D/S Norden A/S (Denmark)	16,487	915,660
easyJet PLC (United Kingdom) (a)	86,058	446,038
FirstGroup PLC (United Kingdom)	39,216	72,099
Hoegh Autoliners A.S.A. (Norway) (b)	81,584	585,288
JET2 PLC (United Kingdom)	40,813	536,615
Kawasaki Kisen Kaisha, Ltd. (Japan)	15,900	542,598
Konoike Transport Co., Ltd. (Japan)	15,400	199,151
MPC Container Ships A.S.A. (Norway)	185,145	300,918
Redde Northgate PLC (United Kingdom)	80,023	329,988
Stolt-Nielsen, Ltd. (Norway)	20,388	590,815
Wallenius Wilhelmsen A.S.A. (Norway)	82,023	647,330
ZIM Integrated Shipping Services, Ltd. (Israel)	13,400	140,030
		5,700,625
Information Technology - 9.6%
Semiconductors & Semiconductor Equipment - 2.4%
Elmos Semiconductor S.E. (Germany)	9,922	667,401
Ferrotec Holdings Corp. (Japan)	16,400	312,822
RS Technologies Co., Ltd. (Japan)	6,500	123,930

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
Semiconductors & Semiconductor Equipment - 2.4% (Continued)
SCREEN Holdings Co., Ltd. (Japan)	9,400	$456,800
u-blox Holding A.G. (Switzerland) (a)	7,169	607,648
X-Fab Silicon Foundries S.E. (France) (a)	40,817	420,706
		2,589,307
Software & Services - 3.1%
ATEA A.S.A. (Norway) (a)	16,803	209,850
Computacenter PLC (United Kingdom)	35,081	1,080,140
Econocom Group S.A./N.V. (Belgium)	50,511	133,233
Hansen Technologies, Ltd. (Australia)	139,908	474,344
Indra Sistemas S.A. (Spain)	36,766	531,228
Kontron A.G. (Germany)	2,544	49,280
Sopra Steria Group S.A.C.A. (France)	2,641	545,176
TietoEVRY OYJ (Finland)	10,926	245,382
		3,268,633
Technology Hardware & Equipment - 4.1%
Citizen Watch Co., Ltd. (Japan)	59,400	365,382
Hakuto Co., Ltd. (Japan)	14,300	484,094
Horiba, Ltd. (Japan) (a)	7,600	410,592
Hosiden Corp. (Japan)	13,200	169,187
Ituran Location and Control, Ltd. (Israel)	25,623	766,128
Kaga Electronics Co., Ltd. (Japan)	12,300	532,825
Kitron A.S.A (Norway)	19,896	65,796
Landis+Gyr Group A.G. (Switzerland) (a)	847	61,127
MCJ Co., Ltd. (Japan) (a)	39,700	297,741
PAX Global Technology, Ltd. (Hong Kong)	73,000	51,423
Siix Corp. (Japan)	30,600	311,108
SoftwareOne Holding A.G. (Switzerland) (a)	39,732	784,688
Spirent Communications PLC (United Kingdom)	40,845	68,768
		4,368,859
Materials - 9.5%
Materials - 9.5%
Acerinox S.A. (Spain)	20,251	195,679
Buzzi S.p.A. (Italy)	19,074	521,211
Coronado Global Resources, Inc. (Australia) (b)	488,441	606,099
Daicel Corp. (Japan)	64,200	537,084

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Materials - 9.5% (Continued)
Materials - 9.5% (Continued)
Daido Steel Co., Ltd. (Japan)	10,800	$438,858
DS Smith PLC (United Kingdom)	72,274	252,054
Incitec Pivot, Ltd. (Australia)	97,707	195,747
K+S A.G. (Germany)	5,682	102,750
Kobe Steel, Ltd. (Japan)	83,800	1,091,475
Kuraray Co., Ltd. (Japan) (b)	47,100	557,952
Kyoei Steel, Ltd. (Japan)	8,900	118,353
Nittetsu Mining Co., Ltd. (Japan)	4,200	140,591
Outokumpu OYJ (Finland)	105,638	442,219
Perenti, Ltd. (Australia) (a)	477,990	330,411
Perseus Mining, Ltd. (Australia)	471,327	492,047
Ramelius Resources, Ltd. (Australia)	222,362	202,482
Resolute Mining, Ltd. (Australia) (a)	1,396,803	306,728
RHI Magnesita N.V. (United Kingdom)	15,852	535,061
Salzgitter A.G. (Germany)	17,666	466,563
SSAB A.B. - B Shares (Sweden)	79,877	438,227
Stanmore Resources, Ltd. (Australia) (a)	210,915	499,020
Tokuyama Corp. (Japan)	30,200	474,331
Vetropack Holding A.G. (Switzerland)	1,100	48,608
Vicat S.A.C.A. (France)	11,246	343,272
Wienerberger A.G. (Austria)	2,102	53,200
Yamato Kogyo Co., Ltd. (Japan)	14,300	682,815
		10,072,837
Real Estate - 9.4%
Real Estate - 9.4%
Abacus Group (Australia)	367,949	247,176
Activia Properties, Inc. (Japan) (a)	221	609,710
Alony Hetz Properties & Investments Ltd. (Israel)	7,402	50,776
Centuria Office REIT (Australia)	579,470	423,254
Charter Hall Retail REIT (Australia)	203,984	409,030
Cibus Nordic Real Estate A.B. (Sweden)	10,944	108,227
Cromwell European Real Estate Investment Trust (Singapore)	144,889	196,065
Eagle Hospitality Trust (Singapore) (a)(d)	1,204,600	0
Eurocommercial Properties N.V. (Netherlands)	24,699	547,483
Global One Real Estate Investment Corp. (Japan)	416	319,379

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Real Estate - 9.4% (Continued)
Real Estate - 9.4% (Continued)
Hammerson PLC (United Kingdom)	1,882,571	$576,168
Impact Healthcare REIT PLC (United Kingdom)	44,126	44,546
Industrial & Infrastructure Fund Investment Corp. REIT (Japan) (a)	276	255,016
Instone Real Estate Group S.E. (Germany) (b)	40,441	250,966
Intershop Holding A.G. (Switzerland)	387	255,843
Invincible Investment Corp. (Japan) (a)	1,512	624,493
Isras Investment Co., Ltd. (Israel)	2,264	422,530
Japan Hotel REIT Investment Corp. (Japan) (a)	274	143,065
Kenedix Retail REIT Corp. (Japan)	27	52,206
Keppel Pacific Oak US REIT (Singapore)	499,912	109,981
Mercialys S.A. (France)	7,613	68,501
Mirai Corp. (Japan)	649	205,661
Mori Trust REIT, Inc. (Japan)	187	91,057
NewRiver REIT PLC (United Kingdom) (b)	211,652	206,317
Nexity S.A. (France)	15,638	230,533
Norstar Holdings, Inc. (Israel) (a)	8,428	19,580
Pandox A.B. (Sweden)	52,327	555,320
Prime US REIT (Singapore)	788,100	108,588
Regional REIT, Ltd. (United Kingdom) (b)	551,140	191,634
Sagax A.B. - D shares (Sweden)	190,075	445,679
Sasseur Real Estate Investment Trust (Singapore)	538,137	265,507
Savills PLC (United Kingdom)	4,495	47,464
Star Asia Investment Corp. (Japan)	1,491	577,097
Sun Frontier Fudousan Co., Ltd. (Japan)	31,318	315,249
Tokyu Fudosan Holdings Corp. (Japan)	82,200	505,079
Wereldhave N.V. (Netherlands)	7,598	120,765
Workspace Group PLC (United Kingdom)	60,156	358,316
		9,958,261
Utilities - 2.1%
Utilities - 2.1%
A2A S.p.A. (Italy)	248,197	441,097
AGL Energy, Ltd. (Australia)	32,493	223,163
Centrica PLC (United Kingdom)	159,962	300,854
Electric Power Development Co., Ltd. (Japan)	41,200	665,271

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Utilities - 2.1% (Continued)
Utilities - 2.1% (Continued)
Iren S.p.A. (Italy)	96,321	$185,189
Rubis SCA (France)	5,255	117,688
Tohoku Electric Power Co., Inc. (Japan) (a)	52,300	337,780
		2,271,042

Total Common Stocks (Cost $99,376,569)		$104,238,788

PREFERRED STOCKS - 0.5%	Shares	Value
Health Care - 0.3%
Health Care Equipment & Services - 0.3%
Draegerwerk A.G. & Co. KGaA (Germany)	5,367	$240,429

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.5% (Continued)	Shares	Value
Industrials - 0.2%
Transportation - 0.2%
Sixt S.E. (Germany)	3,489	$214,322

Total Preferred Stocks (Cost $501,183)		454,751

Investments at Value - 98.5% (Cost $99,877,752)		$104,693,539

Other Assets in Excess of Liabilities - 1.5%		1,643,099

Net Assets - 100.0%		$106,336,638

(a)	Non-income producing security.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,596,343, which represents 6.2% of net assets as of September 30, 2023.

(c)	Percentage rounds to less than 0.1%.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
September 30, 2023 (Unaudited)

Country	Value	% of Net Assets
Japan	$35,435,730	33.3%
United Kingdom	15,896,881	14.9%
Australia	10,022,472	9.4%
Sweden	5,074,822	4.8%
Germany	4,572,351	4.3%
France	4,451,118	4.2%
Switzerland	4,007,655	3.8%
Italy	3,951,753	3.7%
Denmark	3,121,843	2.9%
Israel	3,018,180	2.8%
Norway	2,891,477	2.7%
Singapore	2,317,552	2.2%
Hong Kong	2,082,274	2.0%
Spain	1,954,784	1.8%
Netherlands	1,761,554	1.7%
Austria	1,345,232	1.3%
Belgium	1,319,841	1.2%
Finland	687,601	0.7%
New Zealand	581,672	0.6%
Ireland	142,969	0.1%
Portugal	55,778	0.1%
Total Investments	$104,693,539	98.5%
Other Assets in Excess of Liabilities	1,643,099	1.5%
Net Assets	$106,336,638	100.0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 3.3%
Media & Entertainment - 3.3%
Alphabet, Inc. - Class C (a)	5,247	$691,817
Nintendo Co., Ltd. (Japan)	6,800	282,558
		974,375
Consumer Discretionary - 11.3%
Consumer Durables & Apparel - 1.8%
LVMH Moet Hennessy Louis Vuitton S.E. (France)	695	524,580

Consumer Services - 3.4%
Compass Group PLC (United Kingdom)	13,594	330,877
Oriental Land Co., Ltd. (Japan)	9,602	315,017
Service Corp. International	6,029	344,497
		990,391
Retailing - 6.1%
Amazon.com, Inc. (a)	2,998	381,106
D’ieteren Group (Belgium)	3,588	604,882
Dollarama, Inc. (Canada)	6,647	457,965
O’Reilly Automotive, Inc. (a)	370	336,278
		1,780,231
Consumer Staples - 6.6%
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	821	463,832

Food, Beverage & Tobacco - 3.3%
Diageo PLC (United Kingdom)	13,607	501,631
Mondelēz International, Inc. - Class A	6,716	466,090
		967,721
Household & Personal Products - 1.7%
Unilever PLC (United Kingdom)	9,749	482,220

Energy - 5.3%
Energy - 5.3%
Chevron Corp.	2,801	472,304
ConocoPhillips	4,456	533,829

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Energy - 5.3% (Continued)
Energy - 5.3% (Continued)
Suncor Energy, Inc. (Canada)	15,299	$525,980
		1,532,113
Financials - 16.1%
Banks - 3.7%
Intesa Sanpaolo S.p.A. (Italy)	142,716	365,508
JPMorgan Chase & Co.	4,859	704,652
		1,070,160
Diversified Financials - 4.7%
Partners Group Holding A.G. (Switzerland)	542	608,420
Visa, Inc. - Class A	3,330	765,933
		1,374,353
Insurance - 7.7%
Aon PLC - Class A (Ireland)	1,630	528,479
Beazley PLC (United Kingdom)	80,844	543,583
Globe Life, Inc.	5,172	562,351
Reinsurance Group of America, Inc.	4,273	620,397
		2,254,810
Health Care - 16.3%
Health Care Equipment & Services - 7.1%
Alcon, Inc. (Switzerland)	4,667	359,639
McKesson Corp.	909	395,279
STERIS PLC (Ireland)	3,157	692,709
UnitedHealth Group, Inc.	1,213	611,582
		2,059,209
Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
Bio-Techne Corp.	5,040	343,073
Johnson & Johnson	1,976	307,762
Lonza Group A.G. (Switzerland)	598	276,591
Novo Nordisk A/S (Denmark)	6,884	626,776
Perrigo Co. PLC (Ireland)	14,133	451,550
Thermo Fisher Scientific, Inc.	649	328,504
Zoetis, Inc.	2,084	362,574
		2,696,830

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 13.4%
Capital Goods - 10.6%
Fluidra S.A. (Spain)	24,819	$506,390
Parker-Hannifin Corp.	1,623	632,191
Quanta Services, Inc.	5,011	937,408
Safran S.A. (France)	3,145	492,824
Schneider Electric S.E. (France)	3,169	522,199
		3,091,012
Commercial & Professional Services - 2.8%
Jacobs Solutions, Inc.	3,545	483,893
Waste Connections, Inc. (Canada)	2,407	323,260
		807,153
Information Technology - 21.9%
Semiconductors & Semiconductor Equipment - 5.1%
ASML Holding N.V. (Netherlands)	502	295,537
Marvell Technology, Inc.	10,940	592,182
Monolithic Power Systems, Inc.	1,288	595,056
		1,482,775
Software & Services - 12.5%
Adobe, Inc. (a)	558	284,524
Capgemini S.E. (France)	2,745	478,960
Constellation Software, Inc. (Canada)	284	586,315
Fair Isaac Corp. (a)	384	333,516
Microsoft Corp.	3,790	1,196,692
Palo Alto Networks, Inc. (a)	1,228	287,892
ServiceNow, Inc. (a)	849	474,557
		3,642,456
Technology Hardware & Equipment - 4.3%
Apple, Inc.	4,941	845,949
Keysight Technologies, Inc. (a)	3,136	414,924
		1,260,873

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Materials - 3.8%
Materials - 3.8%
Franco-Nevada Corp. (Canada)	3,803	$507,662
Linde PLC (United Kingdom)	1,611	599,856
		1,107,518

Total Common Stocks (Cost $23,432,060)		$28,562,612

WARRANTS - 0.0% (b)	Shares	Value
Information Technology - 0.0% (b)
Software & Services - 0.0% (b)
Constellation Software, Inc. (Canada) (a)(c) (Cost $0)	284	$0

Investments at Value - 98.0% (Cost $23,432,060)		$28,562,612

Other Assets in Excess of Liabilities - 2.0%		588,738

Net Assets - 100.0%		$29,151,350

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
September 30, 2023 (Unaudited)

Country	Value	% of Net Assets
United States	$15,770,644	54.1%
United Kingdom	2,458,167	8.4%
Canada	2,401,182	8.2%
France	2,018,563	6.9%
Ireland	1,672,738	5.7%
Switzerland	1,244,650	4.3%
Denmark	626,776	2.2%
Belgium	604,882	2.1%
Japan	597,575	2.1%
Spain	506,390	1.7%
Italy	365,508	1.3%
Netherlands	295,537	1.0%
Total Investments	$28,562,612	98.0%
Other Assets in Excess of Liabilities	588,738	2.0%
Net Assets	$29,151,350	100.0%

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 81.9%	Coupon	Maturity	Par Value	Value
Finance - 4.0%
Banking - 3.2%
American Express Co.	3.375%	05/03/24	$315,000	$310,143
Wells Fargo & Co.	3.000%	04/22/26	320,000	298,077
				608,220
Real Estate Investment Trusts - 0.8%
Host Hotels & Resorts LP	4.500%	02/01/26	145,000	139,040

Industrial - 62.2%
Automobile Manufacturing - 5.3%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	292,262
General Motors Financial Co., Inc.	5.100%	01/17/24	355,000	353,868
PACCAR Financial Corp.	5.050%	08/10/26	350,000	348,314
				994,444
Beverages - 1.8%
Anheuser Busch Co. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.650%	02/01/26	345,000	331,324

Building Products - 1.7%
Martin Marietta Materials, Inc.	4.250%	07/02/24	334,000	330,207

Chemicals - 1.8%
Eastman Chemical Co.	7.250%	01/15/24	345,000	345,875

Construction Machinery - 2.5%
Brunswick Corp.	0.850%	08/18/24	195,000	185,958
CNH Industrial Capital LLC	5.450%	10/14/25	285,000	282,786
				468,744
Diversified Manufacturing - 1.9%
Amphenol Corp.	3.200%	04/01/24	360,000	355,250

Electronics - 4.6%
Dell International LLC	6.020%	06/15/26	200,000	200,780
Intel Corp.	4.875%	02/10/26	340,000	335,923
Tyco Electronics Group S.A.	4.500%	02/13/26	335,000	327,583
				864,286

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 81.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 62.2% (continued)
Environmental - 2.9%
Republic Services, Inc.	2.500%	08/15/24	$335,000	$325,371
Waste Management, Inc.	3.500%	05/15/24	233,000	229,595
				554,966
Food Processors - 1.8%
General Mills, Inc.	5.241%	11/18/25	340,000	336,937

Healthcare Facilities / Supplies - 1.8%
HCA, Inc.	5.875%	02/15/26	340,000	338,115

Home Builders - 1.5%
D.R. Horton, Inc.	2.500%	10/15/24	300,000	289,459

Independent Energy - 1.5%
Occidental Petroleum Corp.	5.500%	12/01/25	295,000	291,142

Information / Data Technology - 4.3%
Fiserv, Inc.	3.800%	10/01/23	185,000	185,000
Hewlett Packard Enterprise Co.	5.900%	10/01/24	350,000	349,716
KLA Corp.	4.650%	11/01/24	284,000	280,116
				814,832
Media - Non-Cable - 1.8%
Walt Disney Co. (The)	7.750%	01/20/24	344,000	345,722

Midstream Energy - 7.1%
Boardwalk Pipelines LP	5.950%	06/01/26	345,000	343,005
Enterprise Products Operating LLC	3.900%	02/15/24	350,000	347,342
Kinder Morgan, Inc.	4.300%	06/01/25	340,000	331,293
Williams Partners LP	3.900%	01/15/25	340,000	330,864
				1,352,504
Other Industrial - 2.3%
Cintas Corp. No. 2	3.450%	05/01/25	225,000	217,340
Quanta Services, Inc.	0.950%	10/01/24	235,000	222,282
				439,622
Packaging - 4.1%
Avery Dennison Corp.	0.850%	08/15/24	200,000	191,360

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 81.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 62.2% (continued)
Packaging - 4.1% (continued)
Ball Corp.	4.000%	11/15/23	$400,000	$398,165
Sonoco Products Co.	1.800%	02/01/25	200,000	188,642
				778,167
Paper & Forest Products - 0.9%
Weyerhaeuser Co.	8.500%	01/15/25	160,000	164,814

Refining - 0.9%
Valero Energy Corp.	1.200%	03/15/24	180,000	175,930

Retail Stores - 5.1%
AutoNation, Inc.	3.500%	11/15/24	335,000	323,535
Lowe’s Cos., Inc.	4.800%	04/01/26	360,000	353,234
O’Reilly Automotive, Inc.	3.550%	03/15/26	300,000	285,665
				962,434
Transportation Services - 6.6%
American Airlines Group, Inc., Series 2016-1, Class B	5.250%	01/15/24	321,598	319,327
Continental Airlines, Inc., Series 2012-2, Class A	4.000%	10/29/24	326,796	318,967
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	360,000	354,081
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	272,709	257,523
				1,249,898
Utility - 15.7%
Electric - 13.9%
Arizona Public Service Co.	3.350%	06/15/24	330,000	323,417
Delmarva Power & Light Co.	3.500%	11/15/23	327,000	325,835
DTE Electric Co.	3.375%	03/01/25	360,000	348,759
Evergy, Inc.	2.450%	09/15/24	195,000	188,375
NextEra Energy Capital Holdings, Inc.	6.051%	03/01/25	350,000	350,530
Pacific Gas & Electric Co.	1.700%	11/15/23	325,000	323,186
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	336,000	321,934
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	360,000	350,792

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 81.9% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 15.7% (continued)
Electric - 13.9% (continued)
Wec Energy Group, Inc.	5.000%	09/27/25	$100,000	$98,534
				2,631,362
Other Utility - 1.8%
American Water Capital Corp.	3.400%	03/01/25	360,000	348,102

Total Corporate Bonds (Cost $15,870,349)				$15,511,396

ASSET BACKED SECURITIES - 2.0%	Coupon	Maturity	Par Value	Value
Daimler Trucks Retail Trust, Series 2023-1, Class A3 (Cost $379,994)	5.900%	03/15/27	$380,000	$380,012

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 12.7%	Coupon	Maturity	Par Value	Value
United States Treasury	2.125%	11/30/23	$635,000	$631,534
United States Treasury	2.250%	01/31/24	615,000	608,586
United States Treasury	2.375%	08/15/24	500,000	486,777
United States Treasury	3.125%	08/15/25	550,000	530,600
United States Treasury	4.625%	03/15/26	155,000	153,922
Total U.S. Treasury Bonds & Notes (Cost $2,444,648)				$2,411,419

Investments at Value - 96.6% (Cost $18,694,991)				$18,302,827

Other Assets in Excess of Liabilities - 3.4%				631,012

Net Assets - 100.0%				$18,933,839

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 39.1%	Coupon	Maturity	Par Value	Value
Finance - 9.2%
Banking - 3.5%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$8,975,000	$6,819,709
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	4,100,000	3,173,797
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	11,430,000	9,558,533
Wells Fargo & Co. (TSFR3M + 157.2) (a)	3.584%	05/22/28	5,635,000	5,158,802
				24,710,841
Broker/Asset Managers/Exchanges - 0.4%
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	2,545,436

Life Insurance - 0.7%
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	4,803,265

Mortgage Banking - 0.8%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	5,602,550

Noncaptive Diversified Financial Companies - 0.7%
Aviation Capital Group LLC, 144A (b)	6.250%	04/15/28	2,875,000	2,811,512
GATX Corp.	3.500%	06/01/32	2,987,000	2,435,677
				5,247,189
Other Finance - 0.8%
IIP Operating Partnership LP	5.500%	05/25/26	6,130,000	5,467,057

Real Estate Investment Trusts - 2.3%
Host Hotels & Resorts LP, Series J	2.900%	12/15/31	4,396,000	3,378,592
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	4,785,148
Ventas Realty LP	3.500%	04/15/24	3,000,000	2,956,366
VICI Properties LP, 144A (b)	5.625%	05/01/24	5,199,000	5,166,097
				16,286,203

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 25.3%
Automobile Manufacturing - 1.1%
Ford Motor Credit Co. LLC	4.063%	11/01/24	$2,000,000	$1,936,220
Ford Motor Credit Co. LLC	3.375%	11/13/25	5,500,000	5,102,988
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	430,660
				7,469,868
Beverage / Bottling - 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.375%	04/15/38	3,930,000	3,407,026

Building Products - 1.5%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,327,773
Masco Corp.	6.500%	08/15/32	6,205,000	6,250,642
Summit Materials LLC, 144A (b)	5.250%	01/15/29	1,750,000	1,588,989
				10,167,404
Chemicals - 0.7%
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	5,300,000	5,021,326

Construction Machinery - 1.8%
Brunswick Corp.	2.400%	08/18/31	4,798,000	3,512,432
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	5,550,000	4,739,112
United Rentals North America	3.875%	02/15/31	5,295,000	4,404,406
				12,655,950
Consumer Products - 0.7%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	4,685,324

Diversified Manufacturing - 0.8%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	4,169,000	3,685,834
Vontier Corp.	2.400%	04/01/28	2,800,000	2,330,916
				6,016,750
Electronics - 0.4%
QORVO, Inc., 144A (b)	1.750%	12/15/24	2,235,000	2,099,935
QORVO, Inc.	4.375%	10/15/29	775,000	681,564
				2,781,499
Environmental - 0.0% (d)
Clean Harbors, Inc., 144A (b)	6.375%	02/01/31	250,000	243,093

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 25.3% (continued)
Healthcare Facilities / Supplies - 0.9%
HCA, Inc.	3.500%	09/01/30	$2,500,000	$2,115,064
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	3,856,385
				5,971,449
Independent Energy - 2.7%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,457,665
PDC Energy, Inc.	5.750%	05/15/26	5,000,000	4,982,750
Range Resources Corp. (e)	8.250%	01/15/29	4,080,000	4,182,919
SM Energy Co.	6.500%	07/15/28	3,652,000	3,505,920
				19,129,254
Information Technology - 0.4%
Oracle Corp.	6.250%	11/09/32	2,590,000	2,621,993

Lease / Rent - 1.4%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (b)	2.836%	01/15/50	10,000,000	9,572,007

Leisure / Entertainment - 0.5%
Cedar Fair LP/Canada’s Wonderland Co.	5.250%	07/15/29	4,000,000	3,476,402

Media - Cable - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b)	5.000%	02/01/28	4,140,000	3,759,692
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	4,148,180
Dish DBS Corp.	7.750%	07/01/26	2,050,000	1,537,500
Sirius XM Radio, Inc., 144A (b)	5.500%	07/01/29	3,000,000	2,653,443
WarnerMedia Holdings, Inc.	5.391%	03/15/62	4,480,000	3,308,854
				15,407,669
Media - Non-Cable - 1.0%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	3,657,997
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,124,190
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,538,500
				7,320,687

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 25.3% (continued)
Midstream Energy - 1.5%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	$5,284,000	$5,832,231
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	4,486,241
				10,318,472
Other Industrial - 0.5%
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,262,560

Paper & Forest Products - 0.8%
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,288,298

Pharmaceuticals - 0.8%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	6,000,000	5,786,164

Retail Stores - 2.0%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	2,941,268
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	3,000,000	1,822,511
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	4,720,735
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	2,000,000	1,833,521
QVC, Inc.	4.750%	02/15/27	4,730,000	2,902,506
				14,220,541
Services - 1.5%
Block Financial LLC	3.875%	08/15/30	5,340,000	4,589,617
Rayonier LP	2.750%	05/17/31	6,000,000	4,633,798
Service Corp. International	5.125%	06/01/29	1,575,000	1,456,088
				10,679,503
Supermarkets - 0.5%
Alimentation Couche-Tard, Inc., 144A (b)	3.550%	07/26/27	3,810,000	3,524,965

Transportation Services - 0.5%
FedEx Corp.	3.900%	02/01/35	3,345,000	2,786,789
XPO CNW, Inc.	6.700%	05/01/34	900,000	865,755
				3,652,544
Vehicle Parts - 0.6%
LKQ Corp., 144A (b)	6.250%	06/15/33	4,550,000	4,399,590

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 4.6%
Electric - 4.6%
Nevada Power Co.	6.750%	07/01/37	$3,956,000	$4,139,387
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	3,565,000	3,147,034
Oglethorpe Power Corp., Series 2022A	4.500%	04/01/47	8,334,000	6,220,913
PG&E Corp.	5.000%	07/01/28	4,866,000	4,407,523
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	3,999,203
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	19,522	19,280
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,531,569
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	4,688,881
				32,153,790

Total Corporate Bonds (Cost $311,213,904)				$273,896,669

MUNICIPAL BONDS - 4.4%	Coupon	Maturity	Par Value	Value
California - 1.7%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$2,917,836
California Municipal Finance Authority, Series 2021 (c)(e)	3.637%	07/01/30	6,875,000	5,815,177
San Diego County Regional Airport Authority, Series 2014-B (c)	5.594%	07/01/43	3,050,000	2,855,101
				11,588,114
Nebraska - 0.5%
City of Blair Nebraska Water System, Series 2023 (c)	6.100%	05/15/27	3,500,000	3,421,734

New Hampshire - 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,467,602

Texas - 0.5%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	3,652,907

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 4.4% (Continued)	Coupon	Maturity	Par Value	Value
Virginia - 1.1%
Virginia Small Business Financing Authority, Series 2017 (a)(c)(e)	6.500%	07/01/50	$7,500,000	$7,419,255

Total Municipal Bonds (Cost $36,069,809)				$30,549,612

ASSET BACKED SECURITIES - 2.4%	Coupon	Maturity	Par Value	Value
DT Auto Owner Trust, Series 2019-4, Class D, 144A (b)	2.850%	07/15/25	$1,911,355	$1,894,754
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	10,333,812
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (b)	4.550%	05/19/52	4,800,912	4,416,581
Total Asset Backed Securities (Cost $17,518,174)				$16,645,147

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.1%	Coupon	Maturity	Par Value	Value
Agency Fixed Rate - 8.7%
Pool #CB3110	2.500%	03/01/47	$1,107,210	$881,118
Pool #CA5338	3.000%	03/01/50	2,514,929	2,086,776
Pool #RA2650	3.000%	05/01/50	4,594,246	3,856,742
Pool #CA8256	2.500%	08/01/50	8,001,055	6,369,759
Pool #BT0417	2.500%	06/01/51	1,547,242	1,233,000
Pool #SD8201	3.000%	03/01/52	2,941,979	2,432,065
Pool #RA7554	4.000%	06/01/52	5,193,839	4,628,616
Pool #MA8801M	5.500%	04/20/53	7,411,005	7,195,413
Pool #MA8802M	6.000%	04/20/53	6,812,225	6,753,738
Pool #MA5008	4.500%	05/01/53	3,927,372	3,607,714
Pool #MA8880M	6.000%	05/20/53	3,421,799	3,392,410
Pool #MA8950M	6.500%	06/20/53	3,146,590	3,158,239
Pool #MA9019M	6.500%	07/20/53	8,258,278	8,279,523
Pool #MA9108M	6.500%	08/20/53	3,490,549	3,500,945
Pool #MA9174M	7.000%	09/20/53	3,725,440	3,799,488
				61,175,546

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.1% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 7.8%
Pool #735897	5.500%	10/01/35	$241,200	$239,199
Pool #888016	5.500%	05/01/36	410,951	409,479
Pool #MA4703	4.000%	06/01/37	3,875,342	3,658,257
Pool #889108	6.000%	02/01/38	230,514	234,114
Pool #889579	6.000%	05/01/38	373,603	379,777
Pool #995838	5.500%	05/01/39	290,156	289,594
Pool #AL3287, Series 2013	4.500%	09/01/41	1,015,054	958,872
Pool #MA1700, Series 2013	4.500%	12/01/43	774,706	726,995
Pool #MA1971	4.500%	06/01/44	130,885	122,825
Pool #MA2005	4.500%	08/01/44	272,449	255,672
Pool #CA5960	2.500%	06/01/50	8,281,480	6,678,238
Pool #MA4048	3.000%	06/01/50	5,048,853	4,210,424
Pool #MA4097	3.000%	08/01/50	5,046,942	4,207,958
Pool #FM6110	3.000%	09/01/50	4,986,642	4,188,598
Pool #MA4121	3.000%	09/01/50	3,809,910	3,198,198
Pool #FS0672	2.000%	01/01/51	5,104,575	3,912,006
Pool #MA4379	2.500%	07/01/51	3,270,880	2,608,661
Pool #MA4644	4.000%	05/01/52	12,436,208	11,082,437
Pool #MA4761	5.000%	09/01/52	7,575,375	7,153,561
				54,514,865
Federal Home Loan Mortgage Corporation - 0.3%
Pool #SD8129	2.500%	02/01/51	2,194,065	1,746,804

Freddie Mac Gold Pool - 0.2%
Pool #G08061	5.500%	06/01/35	32,442	32,377
Pool #A42128	5.500%	01/01/36	149,025	148,819
Pool #G02252	5.500%	07/01/36	306,400	306,416
Pool #G02386	6.000%	11/01/36	189,669	193,041
Pool #G03189	6.500%	09/01/37	366,273	372,521
Pool #G08607	4.500%	09/01/44	542,168	509,495
				1,562,669
Freddie Mac Non-Gold Pool - 8.9%
Pool #781958 (H15T1Y + 225) (a)	4.375%	09/01/34	19,599	19,668
Pool #SD8092	3.000%	09/01/50	6,397,536	5,326,478
Pool #SD8121	2.000%	01/01/51	1,716,487	1,313,135

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.1% (Continued)	Coupon	Maturity	Par Value	Value
Freddie Mac Non-Gold Pool - 8.9% (continued)
Pool #SD8151	2.500%	06/01/51	$10,696,284	$8,511,774
Pool #SD8196	3.500%	02/01/52	8,454,735	7,282,804
Pool #SD8202	3.500%	02/01/52	15,954,782	13,726,695
Pool #SD8215	4.000%	05/01/52	8,265,844	7,363,022
Pool #SD8238	4.500%	08/01/52	6,819,241	6,264,304
Pool #SD8246	5.000%	09/01/52	7,190,891	6,789,358
Pool #SD8277	5.500%	12/01/52	6,263,579	6,058,878
				62,656,116
Ginnie Mae II Pool - 3.2%
Pool #004496M	5.000%	07/20/39	236,531	232,175
Pool #MA7590M	3.000%	09/20/51	7,997,593	6,799,682
Pool #MA7768M	3.000%	12/20/51	7,594,318	6,447,680
Pool #MA7769M	3.500%	12/20/51	8,590,833	7,541,173
Pool #MA7882M	3.000%	02/20/52	1,673,749	1,418,903
				22,439,613

Total Mortgage-Backed Securities Passthrough (Cost $230,378,618)				$204,095,613

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Par Value	Value
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $499,215)	6.000%	03/25/35	$501,660	$306,528

U.S. TREASURY BONDS & NOTES - 21.9%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$235,000	$216,696
United States Treasury	2.250%	11/15/25	18,275,000	17,267,020
United States Treasury	2.375%	05/15/27	16,728,000	15,426,353
United States Treasury	4.125%	07/31/28	20,993,000	20,540,338
United States Treasury	2.625%	02/15/29	15,210,000	13,759,109
United States Treasury	0.625%	08/15/30	8,810,000	6,761,331
United States Treasury	2.750%	08/15/32	11,613,000	10,056,132
United States Treasury	3.375%	05/15/33	11,020,000	9,993,763

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 21.9% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	3.125%	11/15/41	$19,100,000	$15,018,121
United States Treasury	2.875%	05/15/43	14,805,000	10,968,423
United States Treasury	2.500%	02/15/45	17,675,000	12,002,430
United States Treasury	1.250%	05/15/50	18,915,000	8,924,038
United States Treasury	1.625%	11/15/50	14,000,000	7,333,047
United States Treasury	2.875%	05/15/52	7,550,000	5,353,127
Total U.S. Treasury Bonds & Notes (Cost $180,594,794)				$153,619,928

Investments at Value - 96.9% (Cost $776,274,514)				$679,113,497

Other Assets in Excess of Liabilities - 3.1%				21,601,477

Net Assets - 100.0%				$700,714,974

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(d)	Percentage rounds to less than 0.1%.

(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $17,417,351, which represents 2.5% of net assets as of September 30, 2023.

The fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

CORPORATE BONDS - 98.2%	Coupon	Maturity	Par Value	Value
Finance - 13.2%
Mortgage Banking - 2.7%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	$1,973,000	$1,755,970

Noncaptive Diversified Financial Companies - 1.5%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	974,043

Other Finance - 4.6%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,739,113
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,277,567
				3,016,680
Real Estate Investment Trusts - 4.4%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,356,115
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,671,000	1,524,937
				2,881,052
Industrial - 79.8%
Automobile Manufacturing - 3.4%
Ford Motor Co.	7.400%	11/01/46	600,000	602,030
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,588,724
				2,190,754
Building Products - 2.5%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	512,576
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,125,004
				1,637,580
Chemicals - 6.3%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	483,175
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	832,592
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,504,000	1,424,920
Olin Corp.	5.125%	09/15/27	806,000	753,618
Olin Corp.	5.000%	02/01/30	675,000	599,426
				4,093,731
Construction Machinery - 4.9%
Brunswick Corp.	2.400%	08/18/31	1,789,000	1,309,658

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 79.8% (continued)
Construction Machinery - 4.9% (continued)
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	$1,461,000	$1,247,539
United Rentals North America, Inc.	4.875%	01/15/28	675,000	630,520
				3,187,717
Consumer Products - 4.8%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	583,600
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	408,762
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	668,526
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,476,714
				3,137,602
Diversified Manufacturing - 5.3%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,471,439
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,202,000	1,062,694
Griffon Corp.	5.750%	03/01/28	1,008,000	915,026
				3,449,159
Electronics - 3.0%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	670,000	658,306
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,127,438
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	202,331
				1,988,075
Environmental - 1.3%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	837,115

Healthcare Facilities / Supplies - 3.1%
Hologic, Inc., 144A (a)	3.250%	02/15/29	500,000	422,352
Teleflex, Inc.	4.625%	11/15/27	375,000	344,062
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,287,965
				2,054,379
Home Builders - 2.4%
KB Home	6.875%	06/15/27	1,560,000	1,560,087

Independent Energy - 12.5%
Apache Corp.	4.250%	01/15/30	575,000	511,012
Apache Corp.	5.100%	09/01/40	1,345,000	1,068,441
Occidental Petroleum Corp.	7.875%	09/15/31	1,800,000	1,947,782

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 79.8% (continued)
Independent Energy - 12.5% (continued)
PDC Energy, Inc.	5.750%	05/15/26	$2,000,000	$1,993,100
Range Resources Corp. (b)	8.250%	01/15/29	1,635,000	1,676,243
SM Energy Co.	6.500%	07/15/28	1,050,000	1,008,000
				8,204,578
Leisure / Entertainment - 2.8%
Cedar Fair LP	5.375%	04/15/27	937,000	877,584
Cedar Fair LP	5.250%	07/15/29	1,100,000	956,010
				1,833,594
Media - Cable - 6.6%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,257,304
DISH DBS Corp.	7.750%	07/01/26	802,000	601,500
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,232,533
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,194,049
				4,285,386
Media - Non-Cable - 5.4%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,473,347
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,128,476
Lamar Media Corp.	4.875%	01/15/29	815,000	737,575
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	186,235
				3,525,633
Metals / Mining - 1.1%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	724,000

Restaurants - 1.3%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	825,440

Retail Stores - 5.7%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	831,000	639,005
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	611,000	371,185
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,010,470
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	725,000	664,651
QVC, Inc.	4.750%	02/15/27	1,695,000	1,040,116
				3,725,427

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 79.8% (continued)
Services - 1.6%
AECOM	5.125%	03/15/27	$350,000	$331,486
Service Corp. International	4.625%	12/15/27	586,000	543,070
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	193,337
				1,067,893
Theater Entertainment - 1.7%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	1,180,000	1,132,943

Transportation Services - 1.8%
XPO Logistics, Inc.	6.700%	05/01/34	1,242,000	1,194,742

Vehicle Parts - 1.8%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,199,705

Wireless Telecommunications - 0.5%
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	315,136

Utility - 5.2%
Electric - 5.2%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,302,000	987,769
PG&E Corp.	5.000%	07/01/28	1,000,000	905,780

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 98.2% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 5.2% (Continued)
Electric - 5.2% (Continued)
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	$1,650,000	$1,516,991
				3,410,540

Investments at Value - 98.2% (Cost $73,484,561)				$64,208,961

Other Assets in Excess of Liabilities - 1.8%				1,183,322

Net Assets - 100.0%				$65,392,283

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $1,676,243, which represents 2.6% of net assets as of September 30, 2023.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds.   This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

MUNICIPAL BONDS - 93.7%	Coupon	Maturity	Par Value	Value
Certificate Participation - 0.0% (a)
Lease / Rent - 0.0% (a)
Regional Transportation District Colorado COP, Series 2015-A (b)	4.000%	06/01/40	$20,000	$17,760

General Obligation - 13.5%
Local - 10.5%
Bexar County Texas Hospital District, Series 2023	5.000%	02/15/39	175,000	183,362
Birmingham Michigan Public Schools, Series 2023	5.000%	05/01/37	170,000	180,632
Cedar Port Navigation and Improvement District, Series 2023	4.000%	09/01/34	1,400,000	1,332,386
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/36	450,000	255,643
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/37	500,000	266,854
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/38	425,000	212,896
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,292,114
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,255,786
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,221,837
City of Denison Texas, Series 2023	5.000%	02/15/38	230,000	237,720
Katy Independent School District, Series 2023 (b)	5.000%	02/15/39	450,000	475,994
Kaufman County Texas Municipal Utility District No. 4, Series 2022	4.000%	03/01/34	550,000	515,753
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/34	555,000	471,935
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	373,031
Meridian Metropolitan District Colorado, Series 2023	4.000%	12/01/43	250,000	225,376

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 13.5% (continued)
Local - 10.5% (Continued)
Meridian Metropolitan District Colorado, Series 2023	4.250%	12/01/48	$250,000	$231,558
New Caney Independent School District, Series 2023	5.000%	02/15/39	150,000	158,745
Pennsylvania Economic Development Financing Authority Solid Waste Disposal, Series 2021-A	4.380%	06/01/41	1,000,000	997,883
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.250%	12/01/31	520,000	424,171
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.350%	12/01/33	465,000	367,530
Robla California School District, AGM, Series G (c)	0.000%	08/01/36	750,000	399,716
Sanitary and Improvment District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	3,966,542
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/34	510,000	436,255
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	438,212
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	437,370
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	431,658
Tarrant County Hospital District, Series 2023	5.250%	08/15/37	60,000	64,669
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	615,211
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/38	175,000	180,330
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/43	160,000	162,813
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	92,233

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 13.4% (continued)
Local - 10.4% (Continued)
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	$215,000	$185,100
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	97,666
				18,188,981
State - 3.0%
Massachusetts State, Series 2021-D	5.000%	09/01/49	5,000,000	5,151,827

Local Authority - 6.9%
Education - 2.9%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	145,630
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	4,799,164
				4,944,794
Healthcare - 0.2%
Denver Health & Hospital Authority, Series 2014-B (b)	4.900%	12/01/24	410,000	403,181

Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)(d)	5.250%	12/01/35	1,000,000	885,810

Transportation - 3.3%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,007,985
San Diego County Regional Airport Authority, Series 2014-B (b)	5.594%	07/01/43	5,000,000	4,680,493
				5,688,478
Prerefunded - 1.1%
Transportation - 1.1%
Hillsborough County Florida Aviation, Series 2015-A	5.000%	10/01/40	1,985,000	1,998,809

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 72.2%
Education - 0.0% (a)
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	$15,000	$11,212

Healthcare - 0.1%
Illinois Finance Authority, Series 2016-A (b)	5.000%	02/15/45	100,000	98,621

Housing - 20.3%
Chesapeake Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	1,020,000	1,028,316
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (b)	3.000%	05/15/51	875,000	823,416
District of Columbia Housing Finance Authority, Series 2022-B2	3.000%	09/01/28	3,645,000	3,472,151
Georgia Housing and Finance Authority, Series 2013-A	3.800%	12/01/37	1,155,000	1,133,979
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	415,214
Memphis Tennessee Health, Educational and Housing Facility Board, Series 2020	3.400%	12/01/23	1,000,000	997,047
Minnesota State Housing Finance Agency, Series 2021-F (b)	1.850%	07/01/32	470,000	369,300
Minnesota State Housing Finance Agency, Series 2019-F (b)	3.750%	01/01/50	1,775,000	1,723,737
Missouri State Housing Development, Series 2018-A	3.800%	11/01/48	2,340,000	2,125,208
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	575,868
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	305,982

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 72.2% (continued)
Housing - 20.3% (Continued)
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	$2,500,000	$2,382,164
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	452,887
New York State Housing Finance Agency, Series 2020-H	1.950%	05/01/32	2,460,000	1,935,830
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	319,610
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	700,000	624,843
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	641,874
Norfolk Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	325,000	327,728
North Carolina Housing Finance Agency, Series 38-B	3.950%	01/01/41	665,000	634,720
Pennsylvania Housing Finance Agency, Series 2017-125B	3.650%	10/01/42	3,000,000	2,435,596
South Dakota Housing Development Authority, Series 2020-C (b)	3.500%	05/01/51	750,000	720,542
Texas Department of Housing & Community Affairs, Series 2021-A	2.250%	07/01/41	2,750,000	1,833,854
Texas Department of Housing & Community Affairs, Series 2019-A (b)	3.625%	09/01/44	915,000	769,652
Texas Department of Housing & Community Affairs, Series 2023-A	5.125%	01/01/48	5,035,000	4,957,625
Travis County Texas Housing Financial Corporation Multifamily Housing, Series 2023	3.750%	08/01/26	1,275,000	1,249,081
Washington State Housing Finance Commission, Series 1N	3.000%	12/01/31	1,325,000	1,193,988
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	857,271

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 72.2% (continued)
Housing - 20.3% (Continued)
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	$1,090,000	$943,772
				35,251,255
Industrial Development - 22.7%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	3,900,000	3,177,796
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,456,269
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,665,000	3,467,614
Burke County Georgia Development Authority Pollution Control, Series 2017-E	3.250%	11/01/45	750,000	733,879
City of Whiting Indiana Environmental Facilities, Series 2017	5.000%	11/01/47	10,625,000	10,704,376
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	750,000	750,738
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,616,777
Virginia Small Business Financing Authority, Series 2022	3.500%	11/01/52	2,500,000	2,497,886
Washington State Economic Development Finance Authority, Series 2022 (d)	3.900%	12/01/42	9,000,000	8,978,248
Whiting Indiana Environmental Facilities, Series 2016-A	4.400%	03/01/46	2,000,000	1,946,637
				39,330,220
Lease / Rent - 0.1%
Harrison-Washington School Building Corp., Series 2023 (b)	4.000%	07/15/38	155,000	144,790

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 72.2% (continued)
Other - 0.0% (a)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	$50,000	$42,248

Recreation - 0.2%
Harris County Texas Municipal Utility District No. 500, Series 2021 (b)	3.000%	12/01/34	375,000	310,430

State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	150,000	148,223

Tax - 3.4%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	2,000,000	1,948,849
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	900,000	876,982
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	366,686
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	475,644
Southwest Houston Texas Redevelopment Authority, Series 2017-B (b)	4.000%	09/01/40	1,350,000	1,218,278
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	1,055,000	952,635
				5,839,074
Transportation - 9.9%
Florida State Mid-Bay Bridge Authority, Series 2015-A (b)	5.000%	10/01/35	1,180,000	1,182,886
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.000%	11/15/38	1,575,000	1,463,759

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 72.2% (continued)
Transportation - 9.9% (Continued)
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.125%	11/15/45	$735,000	$668,246
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	425,000	431,072
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	4,781
Phoenix Arizona Civic Improvement Corp. Rental Car Facility, Series 2019-A (b)	5.000%	07/01/39	2,500,000	2,548,181
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	259,888
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	450,869
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	251,243
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	502,727
Triborough Bridge and Tunnel Authority, Series 2005B-4A	3.938%	01/01/32	250,000	248,926
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	651,594
Virginia Port Authority Commonwealth Port Fund, Series 2023-A (b)	5.000%	07/01/39	600,000	646,527
Virginia Small Business Financing Authority, Series 2017 (b)(d)(e)	6.500%	07/01/50	7,500,000	7,419,255
Virginia Small Business Financing Authority, Series 2022 (b)	5.000%	12/31/57	400,000	374,731
				17,104,685
Utilities - 15.4%
Amery Wisconsin Sewerage System	4.250%	05/01/26	1,950,000	1,906,874
Burke County Georgia Development Authority Pollution Control, Series 1994-5	2.150%	10/01/32	530,000	517,466
King County Washington Sewer Revenue, Series 2020-A	0.625%	01/01/32	3,670,000	3,631,231

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 93.7% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 72.2% (continued)
Utilities - 15.4% (Continued)
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	$4,385,000	$3,992,470
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	931,282
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	936,193
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	593,569
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,564,421
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	502,479
Southern California Public Power Authority No. 1, Series 2007-B	5.244%	11/01/38	5,550,000	4,715,485
Tacoma Washington Sewer Revenue, Series 2022 (b)	4.000%	12/01/38	140,000	132,298
Utah Infrastructure Agency Telecommunications, Series 2021	3.000%	10/15/24	500,000	490,266
Utah Infrastructure Agency Telecommunications, Series 2021	4.000%	10/15/29	600,000	574,375
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/36	200,000	174,119
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/37	1,200,000	1,140,739
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/38	2,585,000	2,142,332
Utah Infrastructure Agency Telecommunications, Series 2022	5.000%	10/15/46	3,250,000	2,865,957
				26,811,556

Total Municipal Bonds (Cost $173,301,862)				$162,371,954

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 4.3%	Coupon	Maturity	Par Value	Value
Industrial - 4.3%
Services - 4.3%
IPMI 3 LLC, 144A, Series 2021 (f) (Cost $9,097,358)	3.900%	12/01/28	$9,000,000	$7,526,421

Investments at Value - 98.0% (Cost $182,399,220)				$169,898,375

Other Assets in Excess of Liabilities - 2.0%				3,396,752

Net Assets - 100.0%				$173,295,127

(a)	Percentage rounds to less than 0.1%.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $29,767,570, which represents 17.2% of net assets as of September 30, 2023.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 2023 (Unaudited)

MUNICIPAL BONDS - 97.1%	Coupon	Maturity	Par Value	Value
Certificate Participation - 10.9%
Lease / Rent - 10.9%
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	$9,255,000	$7,325,767
Castle Rock Colorado COP, Series 2020 (a)	4.000%	12/01/40	1,025,000	940,092
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	462,003
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	629,023
Colorado Higher Education Capital Construction COP, Series 2014-A	5.000%	11/01/24	55,000	55,688
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,038,168
Denver Colorado City & County COP, Series 2023	5.000%	12/01/23	4,605,000	4,611,960
Denver Colorado City & County COP, Series 2023	5.000%	12/01/24	1,525,000	1,545,253
Denver Colorado City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	1,940,798
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	356,066
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	355,551
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	228,035
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	242,603
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	542,433
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	55,056
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	123,852
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	309,256
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	384,635

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 10.9% (continued)
Lease / Rent - 10.9% (Continued)
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	$325,000	$318,973
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	783,951
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	798,805
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,500,684
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/41	2,235,000	1,901,119
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,324,726
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,202,010
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	183,072
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/34	430,000	451,077
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/35	775,000	808,114
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,345,582
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,040,914
				40,805,266
Escrow to Maturity - 1.2%
Healthcare - 1.2%
Colorado Health Facilities Authority, Series 1991-B	0.000%	07/15/24	4,500,000	4,356,337

General Obligation - 16.0%
Lease / Rent - 0.6%
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/41	1,200,000	1,260,689

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.0% (continued)
Lease / Rent - 0.6% (Continued)
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/42	$1,000,000	$1,045,692
				2,306,381
Local - 15.4%
Arapahoe County School District No. 6 Littleton Colorado, Series 2019-A (a)	5.500%	12/01/43	2,250,000	2,371,756
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	561,289
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	305,000	285,709
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	554,330
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	921,507
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a)(b)	4.000%	12/01/47	2,500,000	2,071,688
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	4,690,000	3,834,279
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,770,532
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	936,380
Crested Butte Colorado Fire Protection District, Series 2022 (a)	5.000%	12/01/46	5,770,000	5,909,103
Denver Colorado City & County School District No. 1, Series 2022-B	5.000%	12/01/23	3,400,000	3,405,804
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/36	700,000	667,846
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a)(b)	4.000%	12/01/37	750,000	708,572
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/35	175,000	185,535

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.0% (continued)
Local - 15.4% (Continued)
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	$570,000	$583,979
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	893,435
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)(b)	4.000%	12/01/34	1,075,000	1,050,994
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	2.375%	12/01/39	750,000	503,050
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,409,919
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/23	305,000	305,272
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/24	215,000	216,250
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	135,000	136,660
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/35	520,000	508,469
Great Western Park Metropolitan District No. 2 Colorado, AGM, Series 2021 (a)(b)	4.000%	12/01/36	555,000	528,067
High Plains Metropolitan District, NATL, Series 2017 (a)(b)	5.000%	12/01/35	500,000	515,456
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	700,000	604,924
Longs Peak Metropolitan District Colorado, Series 2021 (a)	5.250%	12/01/51	6,500,000	5,166,140
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	648,512
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	1,002,225
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	166,508
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.125%	12/15/36	500,000	421,074

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 16.0% (continued)
Local - 15.4% (Continued)
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	$700,000	$567,473
Sand Creek County Metropolitan District, AGM, Series 2017 (a)(b)	4.000%	12/01/35	380,000	386,625
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/35	3,405,000	3,400,634
Sand Creek County Metropolitan District, AGM, Series 2020-B (a)(b)	4.000%	12/01/40	2,325,000	2,070,092
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	210,285
Sierra Ridge Metropolitan District No. 2, AGM, Series 2022 (a)(b)	4.000%	12/01/46	1,665,000	1,399,857
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/34	665,000	654,796
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/35	570,000	554,717
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (a)(b)	4.000%	12/01/37	500,000	459,700
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,297,339
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	758,957
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	327,349
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	881,418
				57,814,506
Local Authority - 8.4%
Education - 0.5%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	1,960,688

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 8.4% (continued)
Housing - 4.4%
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	$340,000	$338,893
Colorado Housing & Finance Authority, Series 2023-F-1	4.214%	05/01/24	1,335,000	1,325,697
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	146,521
Colorado Housing & Finance Authority, Series 2023-F-1	4.264%	11/01/24	2,335,000	2,299,439
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	239,532
Colorado Housing & Finance Authority, Series 2023-J	4.837%	05/01/25	1,885,000	1,860,591
Colorado Housing & Finance Authority, Series 2023-F-1	4.314%	05/01/25	2,695,000	2,632,416
Colorado Housing & Finance Authority, Series 2023-J	4.887%	11/01/25	2,340,000	2,297,314
Colorado Housing & Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,572,565
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	463,885
Colorado Housing & Finance Authority, Series 2023-J	4.684%	05/01/26	1,500,000	1,466,448
Colorado Housing & Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	1,965,282
				16,608,583
Lease / Rent - 0.1%
Boulder Municipal Property COP, Series 2019	2.250%	11/01/24	500,000	481,645

Local - 2.0%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,725,343
Eagle County Colorado School District, Series 2021	0.903%	12/01/26	5,000,000	4,386,039

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 8.4% (continued)
Local - 2.0% (Continued)
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	$500,000	$468,839
				7,580,221
Recreation - 0.4%
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	403,227
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	413,243
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	478,534
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	284,379
				1,579,383
Tax - 0.5%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	588,824
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	802,106
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	430,261
				1,821,191
Utilities - 0.5%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	845,000	797,834
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	767,928
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	405,805
				1,971,567
Prerefunded - 1.4%
Local - 1.4%
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	751,591
Powhaton Road Metropolitan District No. 2, Series 2019-A	5.625%	12/01/48	2,515,000	2,594,940

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Prerefunded - 1.4% (continued)
Local - 1.4% (Continued)
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)(c)	5.125%	11/01/38	$2,065,000	$2,067,653
				5,414,184
Revenue - 43.5%
Education - 3.0%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,022,162
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	5,150,000	5,236,320
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	1,816,850
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,145,604
				11,220,936
Healthcare - 4.0%
Colorado Health Facilities Authority, Series 2022-B	5.000%	12/01/23	875,000	875,496
Colorado Health Facilities Authority, Series 2019-A	5.000%	01/01/24	1,145,000	1,147,205
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	577,738
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	435,484
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	504,571
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	727,293
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	405,000	351,916
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,182,111
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,687,730
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,655,569

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 43.5% (continued)
Healthcare - 4.0% (Continued)
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	$335,000	$312,521
Colorado Health Facilities Authority, Series 2019-A-1 (a)	4.000%	08/01/37	875,000	795,636
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	207,478
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,071,250
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	392,591
Colorado Health Facilities Authority, Series 2016-A (a)	5.000%	12/01/44	745,000	716,460
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	1,750,011
Colorado Health Facilities Authority, Series 2022-A	5.000%	05/15/47	180,000	180,952
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	361,024
				14,933,036
Housing - 9.2%
Colorado Housing & Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,116,932
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.200%	10/01/38	200,000	178,956
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.500%	10/01/43	385,000	345,515
Colorado Housing & Finance Authority, Series 2023-A (a)	4.350%	10/01/43	1,420,000	1,242,119
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	257,239
Colorado Housing & Finance Authority, Series 2023-A (a)	4.600%	10/01/48	2,265,000	2,063,436
Colorado Housing & Finance Authority, Series 2021-E	3.000%	11/01/51	490,000	462,782

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 43.5% (continued)
Housing - 9.2% (Continued)
Colorado Housing & Finance Authority, Series 2023-I (a)	6.000%	05/01/53	$15,000,000	$15,852,193
Colorado Housing & Finance Authority, Series 2023-A (a)	4.650%	10/01/53	770,000	696,672
Colorado Housing & Finance Authority, Series 2023-L	5.750%	11/01/53	8,000,000	8,262,756
				34,478,600
Other - 2.7%
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	436,953
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a) (c)	4.125%	07/01/26	250,000	242,261
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,006,318
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,509,493
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	733,867
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,348,765
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,593,871
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,004,819
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (c)	5.000%	07/01/36	1,000,000	946,239
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,147,794
Colorado Educational & Cultural Facilities Authority, Series 2014B (a)	5.625%	01/15/44	425,000	415,971
				10,386,351
Public Services - 7.4%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	461,687

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 43.5% (continued)
Public Services - 7.4% (Continued)
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	$620,000	$630,372
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	300,286
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	397,925
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,450,122
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	5,480,000	5,271,066
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	379,472
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	655,000	666,413
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	740,131
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	503,081
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	500,399
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/42	1,905,000	1,922,098
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	10,871,397
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,399,753
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	400,237
				27,894,439
Tax - 4.4%
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a)(b)	5.000%	12/01/34	525,000	535,413
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	190,106

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 43.5% (continued)
Tax - 4.4% (Continued)
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	$3,700,000	$3,605,371
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,300,000	1,266,752
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	750,000	776,060
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/34	2,000,000	1,990,495
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/35	2,000,000	1,961,243
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/36	3,240,000	3,135,261
Wheat Ridge Colorado Urban Renewal Authority, Series 2021 (a)	4.000%	12/01/37	3,360,000	3,157,895
				16,618,596
Transportation - 8.3%
Denver Colorado City & County Airport System, Series 2022-D	5.000%	11/15/24	15,000,000	15,106,336
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,763,492
Denver Colorado City & County Airport System, Series 2022-B	5.250%	11/15/53	6,750,000	7,064,919
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,182,384
				31,117,131
Utilities - 4.5%
Arvada Colorado Water Enterprise, Series 2022 (a)	4.000%	12/01/45	1,395,000	1,230,290
Brighton Coloardo Water Activity Enterprise, Series 2022 (a)	5.000%	06/01/47	6,480,000	6,665,802
City of Colorado Springs Coloardo Utilities System, Series 2022-B (a)	5.000%	11/15/47	380,000	391,356

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Revenue - 43.5% (continued)
Utilities - 4.5% (Continued)
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	$155,000	$155,164
City of Colorado Springs Colorado Utilities System, Series 2020-C	5.000%	11/15/50	5,780,000	5,903,360
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (a)(b)(d)	4.227%	07/01/29	400,000	375,512
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,208,659
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	988,356
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	14,920
				16,933,419
Variable Rate Demand Note - 15.7%
Variable Rate Demand Note - 15.7%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	4.050%	11/01/37	21,230,000	21,230,000
Colorado Health Facilities Authority, Series 2020-A (a)	4.600%	12/01/52	9,100,000	9,100,000
Colorado Health Facilities Authority, Series 2022-F	3.950%	05/15/62	8,700,000	8,700,000
Colorado Health Facilities Authority, Series 2022-E	4.650%	05/15/62	10,000,000	10,000,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 97.1% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 15.7% (continued)
Variable Rate Demand Note - 15.7% (Continued)
University of Colorado Hospital Authority, Series 2019-A	4.050%	11/15/49	$10,000,000	$10,000,000
				59,030,000

Investments at Value - 97.1% (Cost $397,005,109)				$365,312,460

Other Assets in Excess of Liabilities - 2.9%				10,836,967

Net Assets - 100.0%				$376,149,427

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $8,786,458, which represents 2.3% of net assets as of September 30, 2023.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS STATEMENT OF INVESTMENTS September 30, 2023 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.

ADR	American Depositary Receipt.

A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AGM	Assured Guaranty Municipal.

A.S.	Andonim Sirketi, Joint Stock Company in Turkey.

A/S	Aktieselskab is a Danish Joint Stock Company.

A.S.A	Aksjeselskop is the Norwegian term for a stock-based company.

BAM	Build America Mutual.

Bhd	Berhad is a Malaysian term for a public limited company.

COP	Certificate of Participation.

H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LLC	Limited Liability Company.

LP	Limited Partnership.

Ltd.	Limited.

NATL	National Public Finance Guarantee Corp.

N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ	Julkinen osakeyhtiö means public stock company.

PCL	Public Company Limited.

PJSC	Public Joint-Stock Company.

PLC	Public Limited Company.

P.S.Q.C.	Pakistan Standards & Quality Control Authority.

REIT(s)	Real Estate Investment Trust.

S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.

S.A. de C.V.	Sociedad Anonima de Capital Variable is a corporative type of business in Mexico.

S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.

S.A.K.P.	Suid Afrikaanse Kommunistiese Party.

S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SOFR	Secured Overnight Financing Rate.

S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

TSFR	CME Term SOFR.